UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (Zip code)

Joel L. Weiss
JW Fund Management LLC
1636 N. Cedar Crest Blvd.
Suite #161
Allentown, PA 18104
(Name and address of agent for service)
Registrant's telephone number, including area code:
856-528-3500
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Ambrus Core Bond Fund
Institutional Class | TTRBX
Semi-Annual Shareholder Report — March 31, 2025
This semi-annual shareholder report contains important information about the Ambrus Core Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.ambrusfunds.com/ambrus-core-bond-fund/. You can also request this information by contacting us at (833) 996-2101.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Ambrus Core Bond Fund (Institutional Class / TTRBX)	$25	0.50%*
* Annualized
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$444,711,065
Total number of portfolio holdings	155
Total advisory fee paid, net	$818,868
Portfolio turnover rate as of the end of the reporting period	34%
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation of Corporate Bonds
Financials	9.7%
Consumer Discretionary	6.8%
Technology	5.5%
Industrials	4.3%
Health Care	3.6%
Utilities	2.7%
Energy	2.6%
Consumer Staple Products	2.2%
Real Estate	1.7%
Communications	1.5%
Materials	1.5%
TOTAL	42.1%
Portfolio Composition
Changes in and Disagreements with Accountants
On December 2, 2024, FundVantage Trust’s Board of Trustees approved the decision to appoint Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm. Prior to December 2, 2024, Ernst & Young LLP served as the independent registered public accounting firm to the Fund.
There were no disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.ambrusfunds.com/ambrus-core-bond-fund/.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (833) 996-2101, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Ambrus Core Bond Fund Institutional Class (TTRBX)
Semi-Annual Shareholder Report — March 31, 2025
TTRBX-03/25-SAR

Ambrus Tax-Conscious
California Bond Fund
Institutional Class | TCCBX
Semi-Annual Shareholder Report — March 31, 2025
This semi-annual shareholder report contains important information about the Ambrus Tax-Conscious California Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.ambrusfunds.com/ambrus-tax-conscious-california-bond-fund/. You can also request this information by contacting us at (833) 996-2101.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Ambrus Tax-Conscious California Bond Fund (Institutional Class / TCCBX)	$25	0.50%*
* Annualized
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$359,198,668
Total number of portfolio holdings	269
Total advisory fee paid, net	$672,903
Portfolio turnover rate as of the end of the reporting period	16%
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by state of the Municipal Bonds of the Fund as a percentage of net assets:
State Diversification
California	70.6%
Pennsylvania	2.3%
Texas	1.9%
Connecticut	1.9%
Illinois	1.6%
Ohio	1.5%
Other (each less than 1.5%)	4.6%
TOTAL	84.4%
Changes in and Disagreements with Accountants
On December 2, 2024, FundVantage Trust’s Board of Trustees approved the decision to appoint Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm. Prior to December 2, 2024, Ernst & Young LLP served as the independent registered public accounting firm to the Fund.
There were no disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.ambrusfunds.com/ambrus-tax-conscious-california-bond-fund/.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (833) 996-2101, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Ambrus Tax-Conscious California Bond Fund Institutional Class (TCCBX)
Semi-Annual Shareholder Report — March 31, 2025
TCCBX-03/25-SAR

Ambrus Tax-Conscious
National Bond Fund
Institutional Class | TCNBX
Semi-Annual Shareholder Report — March 31, 2025
This semi-annual shareholder report contains important information about the Ambrus Tax-Conscious National Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.ambrusfunds.com/ambrus-tax-conscious-national-bond-fund/. You can also request this information by contacting us at (833) 996-2101.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Ambrus Tax-Conscious National Bond Fund (Institutional Class / TCNBX)	$25	0.50%*
* Annualized
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$334,020,858
Total number of portfolio holdings	288
Total advisory fee paid, net	$621,161
Portfolio turnover rate as of the end of the reporting period	18%
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by state of the Municipal Bonds of the Fund as a percentage of net assets:
State Diversification
Texas	9.8%
New York	7.7%
Pennsylvania	6.3%
Illinois	6.0%
Florida	4.8%
California	4.0%
Tennessee	3.6%
Colorado	3.3%
Ohio	3.2%
Washington	3.2%
Michigan	2.5%
Nebraska	1.9%
Wisconsin	1.8%
Connecticut	1.7%
District of Columbia	1.7%
Nevada	1.6%
Alabama	1.5%
Utah	1.5%
Other (each less than 1.5%)	15.6%
TOTAL	81.7%
Changes in and Disagreements with Accountants
On December 2, 2024, FundVantage Trust’s Board of Trustees approved the decision to appoint Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm. Prior to December 2, 2024, Ernst & Young LLP served as the independent registered public accounting firm to the Fund.
There were no disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.ambrusfunds.com/ambrus-tax-conscious-national-bond-fund/.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (833) 996-2101, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Ambrus Tax-Conscious National Bond Fund Institutional Class (TCNBX)
Semi-Annual Shareholder Report — March 31, 2025
TCNBX-03/25-SAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Semi-Annual Financials and Additional Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Ambrus Core Bond Fund
Ambrus Tax-Conscious California Bond Fund
Ambrus Tax-Conscious National Bond Fund
of
FundVantage Trust
Institutional Class
Semi-Annual Financials and Additional Information
March 31, 2025
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

AMBRUS CORE BOND FUND
Portfolio of Investments
March 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS — 42.1%
Communications — 1.5%
AT&T, Inc., 7.125%, 12/15/31	$ 500,000	$ 554,343
VeriSign, Inc., 5.25%, 6/1/32	3,100,000	3,124,168
Warnermedia Holdings, Inc., 4.279%, 3/15/32	3,500,000	3,076,807
		6,755,318
Consumer Discretionary — 6.8%
BorgWarner, Inc., 4.95%, 8/15/29	1,000,000	1,000,384
Brunswick Corp., 2.40%, 8/18/31	1,500,000	1,246,324
Darden Restaurants, Inc., 6.30%, 10/10/33	1,900,000	2,009,732
Genuine Parts Co., 4.95%, 8/15/29	500,000	501,603
Genuine Parts Co., 1.875%, 11/1/30	500,000	424,114
Hasbro, Inc., 6.05%, 5/14/34	1,000,000	1,024,986
Hyatt Hotels Corp., 5.75%, 3/30/32	500,000	502,094
Hyundai Capital America, 4.75%, 9/26/31	2,000,000	1,941,898
Leggett & Platt, Inc., 4.40%, 3/15/29	3,500,000	3,314,755
LKQ Corp., 6.25%, 6/15/33	1,000,000	1,037,324
Masco Corp., 3.50%, 11/15/27	1,000,000	974,174
Nissan Motor Acceptance Co., LLC, 7.05%, 9/15/28	1,000,000	1,040,801
Polaris, Inc., 6.95%, 3/15/29	1,000,000	1,048,940
PVH Corp., 4.625%, 7/10/25	2,000,000	1,999,093
Ralph Lauren Corp., 3.75%, 9/15/25	1,010,000	1,005,434
Stellantis Finance US, Inc., 5.625%, 1/12/28	1,000,000	1,009,626
Tapestry, Inc., 3.05%, 3/15/32	2,150,000	1,855,779
Toyota Motor Credit Corp., 5.05%, 5/16/29	2,000,000	2,034,748
VF Corp., 6.00%, 10/15/33	2,500,000	2,394,968
Whirlpool Corp., 5.75%, 3/1/34	4,000,000	3,914,677
		30,281,454
Consumer Staple Products — 2.2%
Altria Group, Inc., 6.875%, 11/1/33	1,000,000	1,100,872
J M Smucker Co. (The), 6.20%, 11/15/33	650,000	691,022
Keurig Dr Pepper, Inc., 5.20%, 3/15/31	1,925,000	1,960,797
Kroger Co. (The), 7.70%, 6/1/29	2,064,000	2,283,841
Philip Morris International, Inc., 3.375%, 8/11/25	3,000,000	2,986,776
Tyson Foods, Inc., 5.70%, 3/15/34	500,000	511,192
		9,534,500
	Par Value	Value
CORPORATE BONDS — (Continued)
Energy — 2.6%
Cheniere Energy Partners LP, 5.95%, 6/30/33	$ 1,000,000	$ 1,025,796
Devon Energy Corp., 5.20%, 9/15/34	1,000,000	962,544
Equinor ASA, 3.625%, 9/10/28	2,000,000	1,957,429
Helmerich & Payne, Inc., 2.90%, 9/29/31	4,000,000	3,380,843
Kinder Morgan, Inc., 7.80%, 8/1/31	1,500,000	1,708,328
Phillips 66 Co., 5.25%, 6/15/31	1,000,000	1,015,616
Tosco Corp., 7.80%, 1/1/27	500,000	528,747
Valero Energy Corp., 2.85%, 4/15/25	1,000,000	999,039
		11,578,342
Financials — 9.7%
American Express Co., 5.011%, 11/4/26(a)	1,420,000	1,423,579
AmSouth Bancorp, 6.75%, 11/1/25	600,000	605,577
Bank of America Corp., 5.518%, 10/25/35	5,000,000	4,892,396
Bank of New York Mellon Corp. (The), 4.543%, 2/1/29	2,000,000	2,002,646
Bank of New York Mellon Corp. (The), 5.606%, 7/21/39	1,500,000	1,515,037
Broadridge Financial Solutions, Inc., 2.90%, 12/1/29	1,300,000	1,198,966
Capital One Financial Corp., 2.359%, 7/29/32	2,000,000	1,639,668
Carlyle Secured Lending, Inc., 6.75%, 2/18/30	1,000,000	1,017,661
Citibank NA, 5.57%, 4/30/34	2,000,000	2,052,147
Discover Financial Services, 7.964%, 11/2/34	2,000,000	2,282,882
Equitable Holdings, Inc., 5.594%, 1/11/33	1,000,000	1,026,529
Fiserv, Inc., 5.45%, 3/15/34	500,000	505,931
FS KKR Capital Corp., 6.125%, 1/15/30	1,000,000	994,148
Goldman Sachs Group, Inc. (The), 1.948%, 10/21/27	1,300,000	1,246,866
Goldman Sachs Group, Inc. (The), 6.208%, 3/15/28(a)	500,000	510,592
Goldman Sachs Group, Inc. (The), 4.482%, 8/23/28	1,000,000	998,033
Jefferies Financial Group, Inc., 2.625%, 10/15/31	1,000,000	844,628
JPMorgan Chase & Co., 5.539%, 2/24/28(a)	500,000	505,274
LPL Holdings, Inc., 6.00%, 5/20/34	3,000,000	3,055,978

The accompanying notes are an integral part of the financial statements.

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
Morgan Stanley, 4.35%, 9/8/26	$ 800,000	$ 796,672
Northern Trust Corp., 3.375%, 5/8/32	919,000	887,676
PNC Bank NA, 4.20%, 11/1/25	1,000,000	997,483
Prudential Financial, Inc., 6.50%, 3/15/54	4,150,000	4,237,893
Synchrony Financial, 3.70%, 8/4/26	1,050,000	1,032,006
Synchrony Financial, 2.875%, 10/28/31	2,325,000	1,966,501
US Bancorp, 4.653%, 2/1/29	1,000,000	1,000,185
Wells Fargo & Co., 3.584%, 5/22/28	300,000	293,623
Wells Fargo Bank NA, 6.50%, 12/1/28	1,000,000	1,061,476
Zions Bancorp NA, 3.25%, 10/29/29	1,315,000	1,186,413
Zions Bancorp NA, 6.816%, 11/19/35	1,500,000	1,527,239
		43,305,705
Health Care — 3.6%
Bristol-Myers Squibb Co., 2.95%, 3/15/32	1,000,000	891,725
Cigna Group (The), 3.25%, 4/15/25	2,890,000	2,888,107
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	4,000,000	3,589,489
GE HealthCare Technologies, Inc., 4.80%, 8/14/29	2,000,000	2,004,973
HCA, Inc., 5.45%, 4/1/31	1,000,000	1,014,633
Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33	1,000,000	986,981
UnitedHealth Group, Inc., 6.50%, 6/15/37	2,000,000	2,208,538
UnitedHealth Group, Inc., 3.50%, 8/15/39	2,000,000	1,622,907
Viatris, Inc., 2.30%, 6/22/27	1,000,000	941,311
		16,148,664
Industrials — 4.3%
3M Co., 2.65%, 4/15/25	2,000,000	1,998,191
Boeing Co. (The), 3.25%, 2/1/35	6,000,000	4,930,432
Hubbell, Inc., 3.50%, 2/15/28	1,000,000	970,483
IDEX Corp., 4.95%, 9/1/29	500,000	500,636
Jacobs Engineering Group, Inc., 5.90%, 3/1/33	1,300,000	1,334,238
Northrop Grumman Systems Corp., 7.75%, 2/15/31	2,000,000	2,291,530
PACCAR Financial Corp., 4.60%, 1/10/28	1,000,000	1,009,901
	Par Value	Value
CORPORATE BONDS — (Continued)
Industrials — (Continued)
RTX Corp., 2.375%, 3/15/32	$ 1,500,000	$ 1,274,731
Ryder System, Inc., 1.75%, 9/1/26	1,000,000	960,099
Ryder System, Inc., 5.375%, 3/15/29	500,000	511,296
Trimble, Inc., 6.10%, 3/15/33	1,500,000	1,568,611
United Airlines Pass Through Trust, 5.875%, 10/15/27	852,429	868,655
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/34	1,000,000	1,024,312
		19,243,115
Materials — 1.5%
Albemarle Corp., 5.05%, 6/1/32	2,325,000	2,221,301
Huntsman International, LLC, 2.95%, 6/15/31	4,000,000	3,392,648
Mosaic Global Holdings, Inc., 7.30%, 1/15/28	1,000,000	1,064,464
		6,678,413
Real Estate — 1.7%
Americold Realty Operating Partnership LP, 5.60%, 5/15/32	1,000,000	1,004,230
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	1,000,000	757,277
Invitation Homes Operating Partnership LP, REIT, 5.45%, 8/15/30	1,000,000	1,024,404
Jones Lang LaSalle, Inc., REIT, 6.875%, 12/1/28	825,000	875,736
Kilroy Realty LP, REIT, 2.50%, 11/15/32	2,000,000	1,582,443
Vornado Realty LP, REIT, 3.40%, 6/1/31	1,500,000	1,269,994
Weyerhaeuser Co., REIT, 7.375%, 3/15/32	1,050,000	1,177,558
		7,691,642
Technology — 5.5%
Arrow Electronics, Inc., 5.875%, 4/10/34	2,000,000	2,021,024
Booz Allen Hamilton, Inc., 5.95%, 8/4/33	4,000,000	3,997,887
Concentrix Corp., 6.85%, 8/2/33	2,039,000	2,105,500
Fortinet, Inc., 2.20%, 3/15/31	1,000,000	869,175
Foundry JV Holdco, LLC, 6.30%, 1/25/39(b)	6,000,000	6,204,161
Intel Corp., 3.90%, 3/25/30	2,000,000	1,903,428

The accompanying notes are an integral part of the financial statements.

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Technology — (Continued)
International Business Machines Corp., 4.80%, 2/10/30	$ 1,000,000	$ 1,005,988
Kyndryl Holdings, Inc., 6.35%, 2/20/34	1,500,000	1,553,660
Leidos, Inc., 7.125%, 7/1/32	2,400,000	2,608,690
Motorola Solutions, Inc., 2.30%, 11/15/30	1,500,000	1,309,722
Teledyne Technologies, Inc., 2.75%, 4/1/31	750,000	667,852
		24,247,087
Utilities — 2.7%
AES Corp. (The), 6.95%, 7/15/55	1,000,000	955,681
Dominion Energy, Inc., 6.625%, 5/15/55	1,000,000	996,503
Evergy Kansas Central, Inc., 4.70%, 3/13/28	1,000,000	1,002,947
Florida Power & Light Co., 5.05%, 4/1/28	1,850,000	1,884,608
PacifiCorp, 6.10%, 8/1/36	2,000,000	2,092,246
Sempra, 5.40%, 8/1/26	2,000,000	2,014,926
Southern California Gas Co., 5.05%, 9/1/34	1,500,000	1,478,222
Southwestern Electric Power Co., 5.30%, 4/1/33	500,000	501,332
System Energy Resources, Inc., 6.00%, 4/15/28	1,000,000	1,034,620
		11,961,085
TOTAL CORPORATE BONDS (Cost $184,577,872)		187,425,325
U.S. TREASURY OBLIGATIONS — 34.8%
United States Treasury Bills, 4.308%, 8/14/25	4,500,000	4,430,032
United States Treasury Bonds,
1.75%, 8/15/41	5,875,000	3,968,838
1.375%, 8/15/50	12,000,000	6,082,969
United States Treasury Floating Rate Notes, 4.495%, 1/31/26(a)	17,750,000	17,775,455
United States Treasury Notes,
4.25%, 5/31/25	21,600,000	21,601,108
4.125%, 6/15/26	27,750,000	27,788,481
4.00%, 12/15/27	41,000,000	41,097,695
4.125%, 11/30/31	32,000,000	32,048,750
U.S. TREASURY OBLIGATIONS (Cost $153,134,146)		154,793,328
	Par Value	Value
ASSET-BACKED SECURITIES — 7.4%
Fannie Mae Pool, 6.00%, 5/1/53	$ 816,212	$ 833,068
Fannie Mae Pool, 7.00%, 7/1/54	4,045,022	4,245,494
Fannie Mae Pool, 6.00%, 8/1/54	4,047,436	4,122,272
Freddie Mac Pool, 6.50%, 12/1/53	4,650,578	4,814,558
Freddie Mac Pool, 6.00%, 6/1/54	8,792,168	8,927,651
Freddie Mac Pool, 7.00%, 7/1/54	2,139,030	2,238,300
Ginnie Mae II Pool, 6.50%, 7/20/54	7,778,471	7,971,713
TOTAL ASSET-BACKED SECURITIES (Cost $32,901,145)		33,153,056
	Par Value/ Shares
PREFERREDS — 6.4%
Consumer Discretionary — 0.3%
General Motors Financial Co., Inc., 5.75%, 9/30/27	1,550,000	1,469,904
Energy — 0.5%
BP Capital Markets PLC, 6.45%, 12/1/33	2,000,000	2,044,298
Financials — 5.6%
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	740,000	726,505
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	1,125,000	1,108,329
Bank of New York Mellon Corp. (The), Non Voting Shares, 6.15%, 3/20/30	13,500	344,250
Bank of New York Mellon Corp. (The), 6.30%, 3/20/30	1,500,000	1,541,375
Citigroup, Inc., 4.00%, 12/10/25	2,400,000	2,368,588
Citigroup, Inc., 7.625%, 11/15/28	1,650,000	1,720,575
Citigroup, Inc., 6.75%, 2/15/30	2,100,000	2,084,060
Goldman Sachs Group, Inc. (The), 6.125%, 11/10/34	5,375,000	5,271,221
Morgan Stanley, 6.875%, 7/15/25	39,395	989,602
Northern Trust Corp., 4.60%, 10/1/26	1,550,000	1,543,810
State Street Corp., 5.35%, 3/15/26	20,000	450,800
State Street Corp., 6.70%, 9/15/29	1,000,000	1,025,532
State Street Corp., 6.45%, 9/15/30	2,800,000	2,803,313
Wells Fargo & Co., 3.90%, 3/15/26	300,000	294,214
Wells Fargo & Co., 6.85%, 9/15/29	2,550,000	2,652,975
		24,925,149
TOTAL PREFERREDS (Cost $27,698,431)		28,439,351

The accompanying notes are an integral part of the financial statements.

AMBRUS CORE BOND FUND
Portfolio of Investments (Concluded)
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — 0.5%
California — 0.5%
City & County of San Francisco GO, Series C, 6.03%, 6/15/29	$2,000,000	$2,090,357
TOTAL MUNICIPAL BONDS (Cost $2,074,517)		2,090,357
	Number of Shares
EXCHANGE TRADED FUNDS — 3.9%
iShares 0-5 Year TIPS Bond ETF	150,000	15,520,500
SPDR Portfolio High Yield Bond ETF	70,000	1,639,400
TOTAL EXCHANGE TRADED FUNDS (Cost $16,757,950)		17,159,900
SHORT-TERM INVESTMENT — 4.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(c)	18,906,236	18,906,236

TOTAL SHORT-TERM INVESTMENT (Cost $18,906,236)		18,906,236

TOTAL INVESTMENTS - 99.4% (Cost $436,050,297)		441,967,553
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		2,743,512
NET ASSETS - 100.0%		$444,711,065

(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2025.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2025, these securities amounted to $6,204,161 or 1.40% of net assets. These securities have been determined by the Fund's adviser to be liquid securities.
(c)	Rate disclosed is the 7-day yield at March 31, 2025.
ETF	Exchange-Traded Fund
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depository Receipt

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — 84.4%
California — 70.6%
Albany Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/43	$1,000,000	$ 1,019,754
Alhambra Unified School District GO, Series B, Callable 08/01/32 at 100, 5.25%, 8/1/47	655,000	711,347
Antioch Unified School District GO, Series B, OID, Callable 08/01/25 at 100, 4.00%, 8/1/40, (BAM Insured)	635,000	615,718
Atwater Elementary School District, Callable 12/01/34 at 100, 5.00%, 12/1/44, (AGC Insured)	700,000	745,171
Bay Area Toll Authority Revenue, Series F-2, Callable 04/01/32 at 100, 5.00%, 4/1/45	1,150,000	1,225,439
Beaumont Public Improvement Authority Revenue, Series A, Callable 09/01/25 at 103, 5.00%, 9/1/43, (AGM Insured)	1,000,000	1,033,601
Berkeley Joint Powers Financing Authority Revenue, OID, Refunding, Callable 05/01/25 at 100, 3.00%, 10/1/27	25,000	24,949
Beverly Hills Unified School District GO, CAB, OID, Refunding, Callable 08/01/26 at 68, 0.00%, 8/1/37(a)	580,000	349,330
Cabrillo Unified School District GO, Series A, Callable 08/01/26 at 100, 5.00%, 8/1/48	625,000	635,465
California Community Choice Financing Authority Revenue, Callable 05/01/29 at 100, 5.00%, 7/1/53(b)	2,965,000	3,104,667
California Community Choice Financing Authority Revenue, Series A-1, Callable 05/01/28 at 100, 4.00%, 5/1/53(b)	500,000	501,952
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Community Choice Financing Authority Revenue, Series B-1, Callable 05/01/31 at 101, 4.00%, 2/1/52(b)	$3,600,000	$ 3,599,913
California Community Choice Financing Authority Revenue, Series F, Callable 08/01/32 at 100, 5.00%, 2/1/55(b)	4,000,000	4,263,304
California Community Choice Financing Authority Revenue, Series G, Callable 01/01/30 at 100, 5.25%, 11/1/54(b)	2,000,000	2,122,078
California Community Choice Financing Authority Revenue , Callable 09/01/27 at 101, 4.00%, 10/1/52(b)	900,000	907,907
California Community Choice Financing Authority Revenue , Series C, Callable 07/01/32 at 100, 5.00%, 8/1/55(b)	4,000,000	4,223,782
California Community Choice Financing Authority Revenue , Series D, Callable 06/01/32 at 100, 5.00%, 2/1/55(b)	2,000,000	2,155,401
California Community Choice Financing Authority Revenue , Series G, Callable 05/01/32 at 100, 5.00%, 11/1/55(b)	3,000,000	3,143,185
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/43	3,230,000	3,319,360
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/48	70,000	71,307
California Educational Facilities Authority Revenue , Series A, Callable 10/01/28 at 100, 5.00%, 10/1/46	5,110,000	5,217,538

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Enterprise Development Authority Revenue, Callable 11/01/27 at 100, 5.00%, 11/1/34	$ 215,000	$ 223,806
California Health Facilities Financing Authority Revenue, Callable 02/01/27 at 100, 5.00%, 2/1/29	40,000	41,502
California Health Facilities Financing Authority Revenue, Callable 04/21/25 at 100, 5.00%, 11/15/35	365,000	365,345
California Health Facilities Financing Authority Revenue, Refunding, Callable 04/01/26 at 100, 5.00%, 4/1/27, (CA MTG Insured)	5,000	5,120
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.00%, 11/15/38	250,000	258,036
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.00%, 11/15/48	25,000	25,376
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.25%, 12/1/44	1,030,000	1,066,023
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.00%, 12/1/45	885,000	924,639
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.25%, 12/1/49	2,445,000	2,573,238
California Health Facilities Financing Authority Revenue, Series A, Callable 08/15/26 at 100, 5.00%, 8/15/34	410,000	419,019
California Health Facilities Financing Authority Revenue, Series A, Callable 11/15/27 at 100, 5.00%, 11/15/28	15,000	15,846
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Health Facilities Financing Authority Revenue, Series A, Refunding, 4.00%, 10/1/26	$ 65,000	$ 66,041
California Health Facilities Financing Authority Revenue, Series A, Refunding, Callable 05/01/25 at 100, 4.00%, 10/1/28	100,000	100,230
California Health Facilities Financing Authority Revenue, Series A-2, Refunding, Callable 11/01/27 at 100, 4.00%, 11/1/44	4,000,000	3,796,153
California Health Facilities Financing Authority Revenue, Series B-1, Callable 02/01/28 at 102, 5.00%, 11/15/61(b)	800,000	857,239
California Health Facilities Financing Authority Revenue , Callable 11/15/27 at 100, 5.00%, 11/15/56	3,000,000	3,029,529
California Health Facilities Financing Authority Revenue , Series A, Refunding, Callable 10/01/26 at 100, 4.00%, 10/1/35	1,195,000	1,196,235
California Infrastructure & Economic Development Bank Revenue, Callable 05/15/28 at 100, 5.00%, 5/15/47	1,130,000	1,158,486
California Infrastructure & Economic Development Bank Revenue, Callable 08/01/29 at 100, 5.00%, 8/1/44	2,875,000	2,993,342
California Infrastructure & Economic Development Bank Revenue, Callable 08/01/29 at 100, 5.00%, 8/1/49	4,555,000	4,719,256
California Infrastructure & Economic Development Bank Revenue, Refunding, Callable 11/01/26 at 100, 5.00%, 5/1/28	20,000	20,604

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/41, (CA MTG Insured)	$ 470,000	$ 511,583
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/44, (CA MTG Insured)	700,000	754,669
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/54, (CA MTG Insured)	1,100,000	1,171,079
California Municipal Finance Authority Revenue, Callable 11/15/28 at 100, 5.00%, 5/15/36, (BAM-TCRS Insured)	500,000	521,957
California Municipal Finance Authority Revenue, Refunding, Callable 10/01/28 at 100, 5.00%, 10/1/35	1,000,000	1,027,646
California Municipal Finance Authority Revenue, Series A, Callable 02/01/27 at 100, 3.20%, 9/1/45, (HUD SECT 8 Insured)(b)	1,250,000	1,252,658
California Municipal Finance Authority Revenue, Series A, Callable 06/01/27 at 100, 5.00%, 6/1/42	1,000,000	1,018,758
California Municipal Finance Authority Revenue , Series A, Refunding, Callable 04/21/25 at 100, 4.00%, 10/1/40	1,125,000	1,089,766
California Municipal Finance Authority Revenue , Series A, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/49	1,840,000	1,878,786
California Public Finance Authority Revenue, Series A, Callable 07/15/32 at 100, 5.00%, 7/15/46	3,000,000	3,171,857
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California State GO, Refunding, Callable 08/01/25 at 100, 5.00%, 8/1/45	$ 500,000	$ 501,777
California State GO, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/35	1,000,000	1,003,301
California State GO, Series CV, Callable 12/01/33 at 100, 3.80%, 12/1/43	2,775,000	2,567,393
California State Public Works Board Revenue, Callable 10/01/26 at 100, 4.00%, 10/1/28	530,000	536,926
California State University Revenue, Series A, Refunding, Callable 11/01/25 at 100, 5.00%, 11/1/47	1,000,000	1,002,919
California State University Revenue, Series A, Refunding, Callable 11/01/28 at 100, 5.00%, 11/1/43	1,900,000	1,973,538
California State University Revenue , Series A, Refunding, Callable 11/01/25 at 100, 5.00%, 11/1/43	1,000,000	1,003,848
California Statewide Communities Development Authority Revenue, Callable 02/01/28 at 100, 5.00%, 8/1/29	300,000	311,002
California Statewide Communities Development Authority Revenue, Refunding, 5.00%, 3/1/28	100,000	104,352
California Statewide Communities Development Authority Revenue, Refunding, Callable 03/01/28 at 100, 5.00%, 3/1/33	160,000	164,617
California Statewide Communities Development Authority Revenue, Series A, 5.00%, 4/1/28	20,000	21,068

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Statewide Communities Development Authority Revenue, Series A, OID, Refunding, Callable 03/01/26 at 100, 4.125%, 3/1/34	$1,015,000	$ 1,003,048
Chowchilla Elementary School District GO, Callable 08/01/26 at 100, 5.00%, 8/1/43	580,000	591,229
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.00%, 9/1/27	145,000	152,284
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.00%, 9/1/30	150,000	163,806
City & County of San Francisco GO, Series C, 6.03%, 6/15/29	3,630,000	3,793,998
City of Lake Elsinore, Callable 09/01/31 at 103, 5.00%, 9/1/35	50,000	52,224
City of Lake Elsinore, Callable 09/01/31 at 103, 5.00%, 9/1/39	100,000	103,985
City of Lake Elsinore, Callable 09/01/31 at 103, 5.00%, 9/1/44	575,000	587,827
Coachella Valley Unified School District, OID, Refunding, Callable 04/21/25 at 100, 3.50%, 9/1/28, (BAM Insured)	50,000	50,013
Coachella Valley Unified School District GO, OID, Refunding, Callable 04/21/25 at 100, 4.00%, 8/1/27, (BAM Insured)	5,000	5,003
Colusa Unified School District GO, Callable 05/01/25 at 100, 4.00%, 5/1/34, (AGM Insured)	510,000	510,001
Compton Unified School District GO, Series B, Callable 06/01/27 at 100, 4.00%, 6/1/32, (BAM Insured)	140,000	141,657
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Concord, OID, Refunding, Callable 04/01/31 at 100, 2.00%, 4/1/38	$ 920,000	$ 685,447
Cupertino Union School District GO, Refunding, Callable 08/01/26 at 100, 3.25%, 8/1/33	545,000	532,333
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue, Series A, 1.25%, 6/1/27	40,000	37,659
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/1/44, (BAM Insured)	100,000	104,559
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/10/49, (BAM Insured)	185,000	191,579
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/1/54, (BAM Insured)	425,000	437,173
East Side Union High School District GO, Series A, OID, Refunding, Callable 08/01/26 at 100, 2.125%, 8/1/29	50,000	46,402
East Side Union High School District GO, Series B, Refunding, 5.25%, 2/1/26, (NATL Insured)	30,000	30,556
Eastern Municipal Water District Financing Authority Revenue, Series B, Unrefunded portion, Callable 07/01/26 at 100, 4.00%, 7/1/35	250,000	251,316
Escondido Union School District GO, Series B, Callable 08/01/27 at 100, 4.00%, 8/1/47	1,150,000	1,092,885
Fillmore Wastewater Revenue, Refunding, Callable 05/01/27 at 100, 5.00%, 5/1/47, (AGM Insured)	1,175,000	1,193,027
Folsom Cordova Unified School District GO, Series D, Callable 10/01/26 at 100, 4.00%, 10/1/44, (AGM Insured)	550,000	532,355

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series A, OID, Callable 10/01/25 at 100, 4.00%, 10/1/40	$2,325,000	$ 2,275,395
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series B, Callable 10/01/26 at 100, 4.25%, 10/1/41	1,500,000	1,501,143
Fontana Unified School District GO, Series A, OID, 0.00%, 8/1/29, (AGM Insured)(a)	2,500,000	2,159,653
Fremont Unified School District/Alameda County GO, Series B, Callable 08/01/25 at 100, 4.00%, 8/1/40	1,875,000	1,818,691
Fresno County Financing Authority Revenue, Refunding, Callable 04/01/26 at 100, 3.00%, 4/1/29	375,000	370,761
Fresno Unified School District GO, Series B, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/46	1,485,000	1,426,069
Glendale Unified School District GO, Series B, CAB, OID, Refunding, Callable 09/01/25 at 70, 0.00%, 9/1/33(a)	800,000	548,431
Grossmont Healthcare District GO, Series D, Refunding, Callable 07/15/25 at 100, 4.00%, 7/15/40	1,500,000	1,504,900
Hayward Unified School District, Callable 08/01/27 at 100, 5.25%, 8/1/52	1,000,000	1,018,725
Hayward Unified School District GO, Refunding, Callable 08/01/28 at 100, 4.00%, 8/1/43, (BAM Insured)	1,000,000	969,605
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Imperial Community College District GO, Series A, Callable 08/01/33 at 100, 5.25%, 8/1/53, (AGM Insured)	$ 900,000	$ 968,262
Independent Cities Finance Authority Revenue , Refunding, Callable 05/15/29 at 100, 5.00%, 5/15/48	925,000	944,323
Indian Wells Redevelopment Agency Successor Agency, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/28, (NATL Insured)	20,000	20,595
Inglewood Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/38, (BAM Insured)	1,505,000	1,527,553
Irvine Facilities Financing Authority, Series A, Callable 09/01/33 at 100, 5.00%, 9/1/48, (BAM Insured)	1,730,000	1,837,483
Irvine Facilities Financing Authority Revenue, Callable 05/01/26 at 100, 5.25%, 5/1/43	2,275,000	2,308,587
Irvine Ranch Water District Water Service Corp., Callable 08/01/26 at 100, 5.25%, 2/1/46	2,000,000	2,033,653
Kern High School District GO, Series E, OID, 2.00%, 8/1/27	100,000	96,668
Lancaster Financing Authority Revenue, Series A, Callable 05/01/34 at 100, 5.00%, 5/1/54, (BAM Insured)	3,000,000	3,154,942
Live Oak Elementary School District/Santa Cruz County GO, Series A, Callable 08/01/32 at 100, 5.00%, 8/1/44, (BAM Insured)	340,000	360,616
Local Public Schools Funding Authority School Improvement District No 2016-1 GO, Series A, Callable 08/01/27 at 100, 4.00%, 8/1/42, (BAM Insured)	770,000	750,436

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Lodi Unified School District GO, Series 2020, Callable 08/01/27 at 100, 4.00%, 8/1/40	$ 995,000	$ 974,996
Long Beach Unified School District GO, Series E, Callable 08/01/26 at 100, 4.00%, 8/1/44, (BAM-TCRS Insured)	875,000	854,950
Los Angeles County Facilities, Inc. Revenue , Series A, Unrefunded portion, Callable 12/01/28 at 100, 5.00%, 12/1/51	4,000,000	4,108,667
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A, Refunding, Callable 07/01/28 at 100, 5.00%, 7/1/44	825,000	853,481
Los Angeles County Public Works Financing Authority Revenue, Series A, Refunding, Callable 12/01/30 at 100, 5.00%, 12/1/45	500,000	524,601
Los Angeles County Public Works Financing Authority Revenue, Series D, Refunding, Callable 12/01/25 at 100, 5.00%, 12/1/32	150,000	151,604
Los Angeles County Public Works Financing Authority Revenue, Series H, Refunding, Callable 12/01/34 at 100, 5.50%, 12/1/53	400,000	443,536
Los Angeles County Revenue, 5.00%, 6/30/25	2,000,000	2,008,924
Los Angeles County Schools Regionalized Business Services Corp., Series A-3, OID, Refunding, Callable 05/01/25 at 100, 3.75%, 9/1/26, (AGM Insured)	15,000	15,010
Los Angeles Department of Airports Revenue, Refunding, Callable 05/15/29 at 100, 5.00%, 5/15/43	2,000,000	2,082,731
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/26 at 100, 5.00%, 7/1/46	$1,755,000	$ 1,759,539
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/27 at 100, 5.00%, 7/1/44	250,000	251,631
Los Angeles Housing Authority Revenue, Series A, 3.75%, 4/1/34, (FNMA COLL Insured)	1,250,000	1,229,680
Los Angeles Housing Authority Revenue, Series A, Refunding, Callable 06/01/26 at 100, 4.00%, 6/1/27, (HUD SECT 8 Insured)	5,000	5,076
Los Angeles Housing Authority Revenue, Series C, 3.75%, 4/1/34, (FNMA COLL Insured)	1,775,000	1,746,145
Los Angeles Housing Authority Revenue , Series B, Callable 02/01/28 at 100, 3.25%, 2/1/29(b)	1,000,000	999,807
Los Angeles Unified School District GO, Series A, Callable 07/01/25 at 100, 4.00%, 7/1/40	3,000,000	2,936,589
Los Angeles Unified School District GO, Series B, Refunding, Callable 07/01/26 at 100, 3.00%, 7/1/32	1,220,000	1,162,293
Lucia Mar Unified School District GO, Series A, OID, Callable 08/01/27 at 100, 4.00%, 8/1/46	1,500,000	1,438,446
Lucia Mar Unified School District GO, Series B, Callable 08/01/28 at 100, 5.00%, 8/1/42	535,000	552,359
Marin Healthcare District GO, Callable 08/01/25 at 100, 4.00%, 8/1/40	1,000,000	975,131

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Martinez Unified School District GO, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/28	$ 20,000	$ 20,328
Menlo Park City School District GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/45	1,410,000	1,514,323
Moraga Elementary School District GO, Series A, Callable 08/01/32 at 100, 5.00%, 8/1/49	1,990,000	2,105,197
M-S-R Energy Authority Revenue, Series A, 7.00%, 11/1/34	4,000,000	4,822,948
Napa Valley Unified School District GO, Series C, Callable 08/01/26 at 100, 4.00%, 8/1/44, (AGM Insured)	555,000	531,608
Norman Y Mineta San Jose International Airport SJC Revenue, Series B, Refunding, Callable 03/01/27 at 100, 5.00%, 3/1/42	755,000	771,014
Oakland Unified School District/Alameda County GO, Refunding, Callable 08/01/26 at 100, 5.00%, 8/1/30, (BAM-TCRS Insured)	1,100,000	1,125,798
Oxnard Union High School District, OID, Callable 06/01/29 at 100, 2.25%, 6/1/39, (AGM Insured)	330,000	244,523
Oxnard Union High School District GO, Series B, Callable 08/01/28 at 100, 5.00%, 8/1/45	1,000,000	1,029,625
Palomar Health GO, Series B, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/33	200,000	190,649
Patterson Joint Unified School District GO, Series A, Callable 08/01/26 at 100, 5.00%, 8/1/37, (BAM Insured)	2,470,000	2,518,526
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Perris Public Financing Authority, Series B, OID, Refunding, Callable 10/01/25 at 100, 3.75%, 10/1/31	$1,620,000	$ 1,620,103
Piedmont Unified School District GO, Series C, OID, Callable 08/01/31 at 100, 2.125%, 8/1/41	455,000	323,657
Pittsburg Successor Agency Redevelopment Agency, Series A, Refunding, 5.00%, 9/1/26, (AGM Insured)	100,000	102,921
Pittsburg Unified School District GO, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/34	580,000	580,843
Port of Los Angeles Revenue, Series A-1, AMT, Refunding, 5.00%, 8/1/27	500,000	519,017
Poway Redevelopment Agency Successor Agency, Series A, Refunding, Callable 12/15/25 at 100, 5.00%, 6/15/28	2,190,000	2,218,123
Rancho Santiago Community College District GO, Series C, OID, 0.00%, 9/1/27, (AGM Insured)(a)	2,040,000	1,895,732
Ravenswood City School District GO, Callable 08/01/26 at 100, 5.00%, 8/1/29	300,000	308,976
Regents of the University of California Medical Center Pooled Revenue, Series L, Refunding, Callable 05/15/26 at 100, 4.00%, 5/15/37	960,000	960,248
Regents of the University of California Medical Center Pooled Revenue, Series P, Callable 05/15/32 at 100, 5.00%, 5/15/47	2,050,000	2,154,864
River Islands Public Financing Authority, Series 1, Refunding, Callable 09/01/29 at 103, 5.00%, 9/1/42, (AGM Insured)	3,370,000	3,572,213

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Riverside Community College District, Callable 06/01/25 at 100, 5.00%, 6/1/37	$ 210,000	$ 210,515
Riverside Community College District, Callable 06/01/25 at 100, 5.00%, 6/1/38	255,000	255,556
Riverside Community College District, Callable 06/01/25 at 100, 5.00%, 6/1/39	325,000	325,666
Riverside Community College District, Callable 06/01/25 at 100, 5.25%, 6/1/43	1,670,000	1,673,254
Riverside Community College District, Callable 06/01/25 at 100, 5.25%, 6/1/49	2,000,000	2,003,395
Riverside County Redevelopment Successor Agency, Series A, CAB, OID, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/31, (BAM Insured)	500,000	513,176
Riverside County Redevelopment Successor Agency, Series A, Refunding, Callable 10/01/27 at 100, 4.00%, 10/1/39, (BAM Insured)	1,000,000	987,672
Robla School District GO, Series A, Callable 08/01/27 at 100, 5.00%, 8/1/44, (AGM Insured)	800,000	819,161
Sacramento Area Flood Control Agency, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/36	505,000	518,577
Sacramento City Unified School District GO, Series A, Callable 08/01/30 at 100, 5.50%, 8/1/52, (BAM Insured)	2,000,000	2,131,744
Sacramento County Airport System Revenue, Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 7/1/41	500,000	507,552
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/43	650,000	665,528
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/48	$ 800,000	$ 814,705
San Diego Community Facilities District No 2, Refunding, 4.00%, 9/1/27	535,000	545,946
San Diego County Regional Airport Authority Revenue, Series A, Callable 07/01/31 at 100, 5.00%, 7/1/46	1,530,000	1,615,914
San Diego County Regional Airport Authority Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 7/1/44	1,170,000	1,216,934
San Diego Public Facilities Financing Authority Revenue, Series A, Refunding, Callable 08/01/28 at 100, 5.00%, 8/1/43	2,655,000	2,745,094
San Diego Unified School District GO, Series I, Callable 07/01/27 at 100, 5.00%, 7/1/47	2,020,000	2,059,462
San Diego Unified School District GO, Series K-2, OID, CAB, Callable 07/01/27 at 77, 0.00%, 7/1/34(a)	2,750,000	1,878,442
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series A, AMT, Unrefunded portion, Callable 05/01/27 at 100, 5.00%, 5/1/47	1,785,000	1,790,188
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, AMT, Refunding, Callable 05/01/26 at 100, 5.00%, 5/1/41	1,100,000	1,103,666

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/49	$6,675,000	$ 6,888,942
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series F, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/50	1,000,000	1,031,184
San Francisco City & County Public Utilities Commission Power Revenue, Series A, Callable 05/01/25 at 100, 5.00%, 11/1/35	115,000	115,145
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series A, Callable 10/01/25 at 100, 4.00%, 10/1/39	1,875,000	1,859,975
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series A, Callable 10/01/25 at 100, 4.00%, 10/1/40	500,000	494,957
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series B, Refunding, Callable 10/01/25 at 100, 4.00%, 10/1/46	2,650,000	2,530,105
San Francisco City & County Redevelopment Agency Successor Agency, Series A, Refunding, Callable 08/01/26 at 100, 5.00%, 8/1/36	150,000	152,485
San Francisco Public Utilities Commission Water Revenue, Refunding, Callable 11/01/33 at 100, 5.25%, 11/1/48	4,855,000	5,263,242
San Jose Unified School District GO, Series C, OID, 0.00%, 8/1/30, (NATL Insured)(a)	2,435,000	2,064,391
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Mateo Joint Powers Financing Authority Revenue, Series A, Callable 07/15/28 at 100, 5.00%, 7/15/43	$2,250,000	$ 2,324,681
Sanger Unified School District, Refunding, Callable 06/01/29 at 100, 5.00%, 6/1/45, (AGM Insured)	1,900,000	1,959,848
Santa Ana Unified School District GO, Series B, OID, 0.00%, 8/1/32, (NATL Insured)(a)	550,000	420,307
Santa Clara Unified School District GO, Callable 07/01/26 at 100, 3.00%, 7/1/35	1,150,000	1,062,415
Santa Clarita Public Finance Authority Revenue, Series B, OID, Refunding, Callable 10/01/26 at 100, 2.00%, 10/1/27	20,000	19,197
Santa Cruz City Elementary School District GO, Series C, Callable 08/01/30 at 100, 2.00%, 8/1/36	695,000	546,723
Selma Unified School District GO, Series A, Callable 08/01/31 at 100, 5.25%, 8/1/48, (BAM Insured)	350,000	373,672
Shasta Joint Powers Financing Authority Revenue, Series A, OID, Refunding, Callable 05/01/25 at 100, 3.00%, 4/1/26, (AGM Insured)	10,000	10,001
South San Francisco Unified School District GO, Series C, Refunding, Callable 09/01/25 at 100, 4.00%, 9/1/33	2,000,000	2,009,683
Southern California Water Replenishment District Revenue, Refunding, Callable 08/01/25 at 100, 4.00%, 8/1/45	1,725,000	1,664,465
State of California GO, Callable 03/01/30 at 100, 3.00%, 3/1/46, (BAM-TCRS Insured)	280,000	224,947

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
State of California GO, Callable 04/01/32 at 100, 5.00%, 4/1/47	$1,725,000	$ 1,818,698
State of California GO, Callable 08/01/34 at 100, 5.50%, 8/1/54	1,000,000	1,102,254
State of California GO, Refunding, Callable 04/01/29 at 100, 5.00%, 10/1/42	2,805,000	2,934,143
State of California GO, Refunding, Callable 05/01/25 at 100, 4.00%, 11/1/44	1,000,000	982,166
State of California GO, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/45	250,000	253,611
Stockton Unified School District, Refunding, Callable 02/01/28 at 100, 5.00%, 2/1/35	2,060,000	2,137,394
Stockton Unified School District GO, Series D, OID, 0.00%, 8/1/27, (AGM Insured)(a)	350,000	326,044
Sweetwater Union High School District GO, Refunding, Callable 02/01/26 at 100, 4.00%, 8/1/42, (BAM-TCRS Insured)	1,500,000	1,460,691
Town of Mammoth Lakes, Callable 06/01/34 at 100, 5.00%, 6/1/44, (BAM Insured)	500,000	532,358
Travis Unified School District, Refunding, Callable 09/01/25 at 100, 5.00%, 9/1/29, (AGM Insured)	20,000	20,199
University of California Revenue, Series AZ, Refunding, Callable 05/15/28 at 100, 5.00%, 5/15/43	715,000	736,548
University of California Revenue, Series M, Callable 05/15/27 at 100, 5.00%, 5/15/42	1,620,000	1,662,545
University of California Revenue, Series Q, Refunding, Callable 05/15/31 at 100, 5.00%, 5/15/46	2,930,000	3,072,119
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Vacaville Unified School District GO, Series C, Callable 08/01/26 at 100, 5.00%, 8/1/42	$ 785,000	$ 801,640
Victor Valley Transit Authority, Refunding, Callable 07/01/26 at 100, 5.00%, 7/1/30	20,000	20,530
Washington Township Health Care District GO, Series DT, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/29	10,000	10,103
West Hollywood Public Financing Authority Revenue, Series A, Callable 04/01/30 at 100, 5.00%, 4/1/44	795,000	829,479
Western Placer Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/43	355,000	361,223
Whittier Union High School District GO, CAB, OID, Refunding, Callable 08/01/26 at 85, 0.00%, 8/1/31(a)	570,000	457,266
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/29, (BAM Insured)	20,000	20,584
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/30, (BAM Insured)	25,000	25,704
		253,492,833
Connecticut — 1.9%
Connecticut Housing Finance Authority Revenue, Series 1, Refunding, Callable 11/15/28 at 100, 2.60%, 11/15/34	750,000	637,589
Connecticut State Health & Educational Facilities Authority Revenue, Callable 07/01/25 at 100, 5.00%, 7/1/45	650,000	650,000

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Connecticut — (Continued)
Connecticut State Health & Educational Facilities Authority Revenue, Series L, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/45	$1,500,000	$ 1,501,689
State of Connecticut Special Tax Revenue, Series A, Callable 08/01/25 at 100, 4.00%, 8/1/35	1,800,000	1,769,872
State of Connecticut Special Tax Revenue, Series A, Callable 09/01/26 at 100, 4.00%, 9/1/35	2,500,000	2,478,992
		7,038,142
Illinois — 1.6%
Illinois Finance Authority Revenue, Refunding, Callable 05/01/25 at 100, 3.90%, 3/1/30	5,000,000	4,877,632
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.00%, 8/15/52	400,000	409,114
Lake County School District No 1 Winthrop Harbor GO, Refunding, Callable 02/01/26 at 100, 4.00%, 2/1/32	380,000	381,490
		5,668,236
Iowa — 0.0%
Iowa Finance Authority Revenue, Series C, Refunding, Callable 04/21/25 at 100, 5.00%, 2/15/32	150,000	150,332
Michigan — 0.4%
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/25 at 100, 5.00%, 10/15/45	1,500,000	1,504,757
Minnesota — 0.0%
Minneapolis Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/26	100,000	100,798
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Missouri — 0.7%
Missouri Joint Municipal Electric Utility Commission Revenue , Series A, Refunding, Callable 06/01/26 at 100, 5.00%, 12/1/40	$2,500,000	$ 2,535,580
New Hampshire — 0.3%
Dover GO, Series A, Callable 06/15/26 at 100, 3.00%, 6/15/31	1,000,000	964,922
New Mexico — 0.3%
New Mexico Municipal Energy Acquisition Authority Revenue, Series A, Refunding, Callable 05/01/25 at 100, 5.00%, 11/1/39(b)	1,000,000	1,001,362
New York — 0.2%
New York City Housing Development Corp. Revenue, Series 1, 3.45%, 11/1/28, (REMIC FHA 542c Insured)	345,000	346,283
New York City Housing Development Corp. Revenue, Series 2A, Callable 05/01/25 at 100, 3.40%, 11/1/62, (REMIC FHA 542c Insured)(b)	350,000	350,034
		696,317
Ohio — 1.5%
State of Ohio Revenue, Series A, Refunding, Callable 01/15/26 at 100, 5.00%, 1/15/41	1,800,000	1,805,576
Toledo Water System Revenue, Callable 11/15/26 at 100, 5.00%, 11/15/41	3,575,000	3,632,366
		5,437,942
Oklahoma — 0.7%
University of Oklahoma/The Revenue, Series C, Callable 07/01/25 at 100, 5.00%, 7/1/38	2,610,000	2,618,431

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Oregon — 0.4%
Seaside School District No 10 GO, Series A, CAB, OID, Callable 06/15/27 at 51, 0.00%, 6/15/42, (SCH BD GTY Insured)(a)	$3,000,000	$ 1,291,319
Pennsylvania — 2.3%
Bellefonte Area School District GO, Series A, Refunding, Callable 05/15/32 at 100, 5.00%, 5/15/48, (ST AID WITHHLDG Insured)	2,125,000	2,208,421
North Penn School District GO, Callable 03/01/30 at 100, 5.00%, 3/1/50, (ST AID WITHHLDG Insured)	1,600,000	1,630,463
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.00%, 12/31/57, (AGM Insured)	630,000	639,041
Pennsylvania Turnpike Commission Revenue , Series 1, Callable 06/01/26 at 100, 5.00%, 12/1/41	2,615,000	2,637,662
Philadelphia GO, Refunding, Callable 08/01/27 at 100, 5.00%, 8/1/37	1,130,000	1,161,073
		8,276,660
South Carolina — 0.4%
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/54	1,250,000	1,259,625
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/02/25 at 100, 5.00%, 12/1/28	100,000	100,341
		1,359,966
Texas — 1.9%
El Paso GO, Callable 08/15/26 at 100, 5.00%, 8/15/42	1,500,000	1,513,977
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Harris Toll Road County Revenue, Series A, Senior Series, Refunding, Callable 02/15/28 at 100, 5.00%, 8/15/43	$2,815,000	$ 2,874,484
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/27	500,000	516,010
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B, Callable 07/01/33 at 100, 5.50%, 1/1/54(b)	1,750,000	1,921,755
		6,826,226
Washington — 1.2%
Bellevue GO, Refunding, Callable 06/01/25 at 100, 4.00%, 12/1/31	2,315,000	2,315,976
King County Sewer Revenue, Series A, Refunding, Callable 01/01/26 at 100, 4.00%, 7/1/40	2,000,000	1,938,556
		4,254,532
TOTAL MUNICIPAL BONDS (Cost $307,545,027)		303,218,355
	Par Value/ Shares
PREFERREDS — 6.4%
Consumer Discretionary — 0.2%
General Motors Financial Co., Inc., 5.75%, 9/30/27	875,000	829,784
Energy — 0.3%
BP Capital Markets PLC, 6.45%, 12/1/33	1,000,000	1,022,149
Financials — 5.9%
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	850,000	834,499
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	875,000	862,034
Bank of New York Mellon Corp. (The), Non Voting Shares, 6.15%, 3/20/30	13,250	337,875

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — (Continued)
Bank of New York Mellon Corp. (The), 6.30%, 3/20/30	$1,500,000	$ 1,541,375
Citigroup, Inc., 4.00%, 12/10/25	1,850,000	1,825,786
Citigroup, Inc., 7.625%, 11/15/28	1,550,000	1,616,298
Citigroup, Inc., 6.75%, 2/15/30	1,900,000	1,885,578
Goldman Sachs Group, Inc. (The), 6.125%, 11/10/34	4,300,000	4,216,977
Morgan Stanley, 6.875%, 7/15/25	41,519	1,042,957
Northern Trust Corp., 4.60%, 10/1/26	1,700,000	1,693,211
State Street Corp., 5.35%, 3/15/26	20,000	450,800
State Street Corp., 6.45%, 9/15/30	2,200,000	2,202,603
Wells Fargo & Co., 3.90%, 3/15/26	350,000	343,250
Wells Fargo & Co., 6.85%, 9/15/29	2,350,000	2,444,899
		21,298,142
TOTAL PREFERREDS (Cost $22,546,328)		23,150,075
	Par Value
U.S. TREASURY OBLIGATIONS — 5.7%
United States Treasury Bills, 4.308%, 8/14/25	7,000,000	6,891,161
United States Treasury Floating Rate Notes, 4.495%, 1/31/26(b)	13,500,000	13,519,360
U.S. TREASURY OBLIGATIONS (Cost $20,402,305)		20,410,521
CORPORATE BONDS — 0.9%
Financials — 0.8%
American Express Co., 5.011%, 11/4/26(b)	1,200,000	1,203,025
Zions Bancorp NA, 6.816%, 11/19/35	1,500,000	1,527,239
		2,730,264
Real Estate — 0.1%
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	500,000	378,638
TOTAL CORPORATE BONDS (Cost $3,122,233)		3,108,902
	Number of Shares	Value
EXCHANGE TRADED FUNDS — 0.4%
SPDR Portfolio High Yield Bond ETF	60,000	$ 1,405,200
TOTAL EXCHANGE TRADED FUNDS (Cost $1,417,200)		1,405,200
SHORT-TERM INVESTMENT — 1.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(c)	4,967,776	4,967,776

TOTAL SHORT-TERM INVESTMENT (Cost $4,967,776)		4,967,776

TOTAL INVESTMENTS - 99.2% (Cost $360,000,869)		356,260,829
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		2,937,839
NET ASSETS - 100.0%		$359,198,668

(a)	Zero coupon bond.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2025.
(c)	Rate disclosed is the 7-day yield at March 31, 2025.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BAM-TCRS	Build America Mutual-Transferable Custodial Receipts
CA MTG	California Mortgage
CAB	Capital Appreciation Bond
COLL	Collateral
ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LP	Limited Partnership
NATL	National Public Finance Guarantee Corp.
OID	Original Issue Discount
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Concluded)
March 31, 2025
(Unaudited)
SCH BD GTY	School Board Guaranty
SPDR	Standard & Poor's Depository Receipt
ST AID WITHHLDG	State Aid Withholding
The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — 81.7%
Alabama — 1.5%
Black Belt Energy Gas District Revenue, Series D, 5.00%, 11/1/26	$1,000,000	$ 1,020,361
Black Belt Energy Gas District Revenue, Series D, Callable 08/01/34 at 100, 5.00%, 3/1/55(a)	2,150,000	2,297,237
Jefferson County Revenue, Refunding, Callable 03/15/27 at 100, 5.00%, 9/15/34	850,000	868,541
Marshall County Board of Education, Callable 03/01/34 at 100, 5.00%, 3/1/37, (BAM Insured)	360,000	388,336
UAB Medicine Finance Authority Revenue, Series B-2, Refunding, Callable 03/01/27 at 100, 5.00%, 9/1/34	500,000	511,613
		5,086,088
Arizona — 0.3%
Graham County Jail District Revenue, Callable 07/01/25 at 100, 5.00%, 7/1/35	1,000,000	1,002,350
California — 4.0%
California Community Choice Financing Authority Revenue, Series B-1, Callable 05/01/31 at 101, 4.00%, 2/1/52(a)	2,000,000	1,999,952
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/54, (CA MTG Insured)	1,000,000	1,064,618
Escondido Union School District GO, Series B, Callable 08/01/27 at 100, 4.00%, 8/1/47	1,000,000	950,334
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series A, OID, Callable 10/01/25 at 100, 4.00%, 10/1/40	1,100,000	1,076,531
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Merced City School District GO, Callable 08/01/28 at 100, 5.00%, 8/1/48	$1,870,000	$ 1,922,509
M-S-R Energy Authority Revenue, Series A, 7.00%, 11/1/34	1,400,000	1,688,032
Natomas Unified School District GO, OID, Callable 08/01/26 at 100, 3.00%, 8/1/43, (AGM Insured)	950,000	751,937
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/48	1,115,000	1,135,494
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/49	2,000,000	2,064,102
Turlock Unified School District GO, OID, Callable 08/01/26 at 100, 3.00%, 8/1/42	1,000,000	813,060
		13,466,569
Colorado — 3.3%
Bradburn Metropolitan District No 3 GO, Refunding, Callable 12/01/26 at 100, 4.50%, 12/1/36, (AGM Insured)	700,000	708,320
City & County of Denver Airport System Revenue, Series B, Refunding, Callable 11/15/32 at 100, 5.00%, 11/15/47	750,000	783,802
Colorado Health Facilities Authority Revenue, Callable 05/15/28 at 100, 5.00%, 11/15/48	1,830,000	1,860,512
Colorado Health Facilities Authority Revenue, Series A, Refunding, Callable 05/15/26 at 100, 5.00%, 11/15/41	1,255,000	1,266,483
Colorado Health Facilities Authority Revenue, Series A, Refunding, Callable 11/01/29 at 100, 5.00%, 11/1/44	875,000	896,468

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Colorado — (Continued)
Colorado School of Mines Revenue, Series A, Callable 12/01/27 at 100, 5.00%, 12/1/42	$ 505,000	$ 514,102
Colorado School of Mines Revenue, Series B, Callable 12/01/27 at 100, 5.00%, 12/1/42	3,000,000	3,054,071
Fossil Ridge Metropolitan District No 3 GO, Callable 12/01/30 at 103, 5.00%, 12/1/45, (BAM Insured)	300,000	308,242
Park Creek Metropolitan District Revenue, Series A, Senior Series, Refunding, Callable 12/01/25 at 100, 5.00%, 12/1/34	255,000	257,401
Riverdale Ranch Metropolitan District GO, Refunding, Callable 03/01/30 at 103, 5.25%, 12/1/45, (AGC Insured)	250,000	257,989
Town of Breckenridge, Callable 12/01/32 at 100, 5.00%, 12/1/42	300,000	309,056
Trails at Crowfoot Metropolitan District No 3 GO, Series A, Refunding, Callable 06/01/34 at 100, 5.00%, 12/1/39, (AGC Insured)	520,000	566,543
Waterstone Metropolitan District No 1 GO, Series A, Senior Series, Refunding, Callable 06/01/30 at 103, 5.25%, 12/1/45, (AGC Insured)	250,000	258,696
		11,041,685
Connecticut — 1.7%
Connecticut State Health & Educational Facilities Authority Revenue, Callable 07/01/25 at 100, 5.00%, 7/1/45	500,000	500,000
Connecticut State Health & Educational Facilities Authority Revenue, Series L, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/45	2,460,000	2,462,770
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Connecticut — (Continued)
State of Connecticut Special Tax Revenue, Series A, Callable 08/01/25 at 100, 4.00%, 8/1/35	$2,100,000	$ 2,064,850
State of Connecticut Special Tax Revenue, Series A, Callable 09/01/26 at 100, 4.00%, 9/1/34	625,000	621,881
		5,649,501
Delaware — 0.2%
Delaware State Housing Authority Revenue, Series A, 3.35%, 1/1/27, (GNMA/FNMA/FHLMC Insured)	100,000	100,189
Delaware State Housing Authority Revenue, Series A, 3.35%, 7/1/27, (GNMA/FNMA/FHLMC Insured)	305,000	305,655
Delaware State Housing Authority Revenue, Series A, 3.375%, 1/1/28, (GNMA/FNMA/FHLMC Insured)	80,000	80,126
Delaware State Housing Authority Revenue, Series A, 3.40%, 7/1/28, (GNMA/FNMA/FHLMC Insured)	180,000	179,656
		665,626
District of Columbia — 1.7%
District of Columbia GO, Series A, Callable 06/01/25 at 100, 5.00%, 6/1/38	30,000	30,052
District of Columbia GO, Series D, Callable 06/01/27 at 100, 5.00%, 6/1/42	1,400,000	1,424,033
District of Columbia Revenue, Refunding, Callable 01/15/26 at 100, 5.00%, 7/15/40	1,000,000	1,005,406
District of Columbia Water & Sewer Authority Revenue, Series A, Callable 10/01/29 at 100, 5.00%, 10/1/44	685,000	706,930

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
District of Columbia — (Continued)
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A, Callable 07/15/30 at 100, 5.00%, 7/15/45	$ 500,000	$ 515,108
Washington Metropolitan Area Transit Authority Revenue, Series B, Callable 07/01/27 at 100, 5.00%, 7/1/42	2,000,000	2,034,710
		5,716,239
Florida — 4.8%
Central Florida Expressway Authority Revenue, Senior Series, Refunding, Callable 07/01/28 at 100, 5.00%, 7/1/48	575,000	583,677
Clearwater Water & Sewer Revenue, Refunding, Callable 12/01/26 at 100, 5.00%, 12/1/35	1,015,000	1,047,090
Escambia County Housing Finance Authority Revenue, 3.80%, 6/1/27(a)	1,500,000	1,510,107
Florida Housing Finance Corp. Revenue, Series 1, 2.95%, 7/1/27, (GNMA/FNMA/FHLMC Insured)	450,000	446,407
Florida Housing Finance Corp. Revenue, Series 1, 3.00%, 1/1/28, (GNMA/FNMA/FHLMC Insured)	200,000	197,587
Florida Housing Finance Corp. Revenue, Series 1, 3.00%, 7/1/28, (GNMA/FNMA/FHLMC Insured)	235,000	231,413
Florida Housing Finance Corp. Revenue, Series 1, 3.10%, 1/1/29, (GNMA/FNMA/FHLMC Insured)	715,000	706,570
Florida Housing Finance Corp. Revenue, Series 1, 3.125%, 7/1/29, (GNMA/FNMA/FHLMC Insured)	410,000	404,305
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Florida — (Continued)
Lakeland Department of Electric Utilities Revenue, Refunding, Callable 04/01/26 at 100, 2.75%, 10/1/28	$ 250,000	$ 240,995
Miami-Dade County Educational Facilities Authority Revenue, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/48	1,000,000	1,012,528
Miami-Dade County Educational Facilities Authority Revenue, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/53	1,415,000	1,429,009
Miami-Dade County Educational Facilities Authority Revenue, Series A, Refunding, Callable 04/01/25 at 100, 5.00%, 4/1/45	100,000	100,000
Miami-Dade County Revenue, CAB, OID, Refunding, Callable 10/01/26 at 82, 0.00%, 10/1/32, (BAM-TCRS Insured)(b)	4,425,000	3,237,121
Osceola Sales Tax Revenue County, Series A, Refunding, Callable 04/21/25 at 100, 5.00%, 10/1/44	1,125,000	1,126,243
Pasco County Revenue, Callable 03/01/33 at 100, 5.75%, 9/1/54, (AGM Insured)	570,000	613,631
Tampa Bay Water Revenue, Series A, Callable 10/01/34 at 100, 5.25%, 10/1/54	3,000,000	3,204,520
		16,091,203
Hawaii — 0.5%
Honolulu City & County GO, Series A, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/37	1,770,000	1,779,893

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Illinois — 6.0%
Chicago O'Hare International Airport Revenue, Series B, Senior Series, Refunding, Callable 01/01/26 at 100, 5.00%, 1/1/41	$ 745,000	$ 749,214
Chicago O'Hare International Airport Revenue, Series B, Senior Series, Refunding, Callable 01/01/29 at 100, 5.00%, 1/1/48	785,000	800,563
Chicago O'Hare International Airport Revenue, Series B, Senior Series, Refunding, Callable 01/01/34 at 100, 5.25%, 1/1/53	1,250,000	1,310,404
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 01/01/27 at 100, 5.00%, 1/1/47	100,000	100,826
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 01/01/27 at 100, 5.00%, 1/1/52	3,000,000	3,021,769
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Callable 12/01/26 at 100, 5.00%, 12/1/46	4,075,000	4,107,667
Chicago Waterworks Revenue, Series 2017-2, Refunding, Callable 11/01/27 at 100, 5.00%, 11/1/33, (AGM Insured)	350,000	361,871
Illinois Finance Authority Revenue, Refunding, Callable 05/01/25 at 100, 3.90%, 3/1/30	2,000,000	1,951,053
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.00%, 8/15/52	600,000	613,671
Illinois Housing Development Authority Revenue, Series G, Callable 04/01/25 at 100, 5.00%, 10/1/46, (GNMA/FNMA/FHLMC COLL Insured)	500,000	505,219
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Illinois — (Continued)
Illinois State Toll Highway Authority Revenue, Series B, Callable 01/01/26 at 100, 5.00%, 1/1/40	$1,500,000	$ 1,511,534
Illinois State Toll Highway Authority Revenue, Series B, Senior Series, Callable 07/01/26 at 100, 5.00%, 1/1/41	600,000	607,225
Macon County School District No 61 Decatur GO, 4.00%, 12/1/28, (AGM Insured)	600,000	606,399
State of Illinois GO, Callable 06/01/26 at 100, 4.00%, 6/1/32	830,000	821,632
State of Illinois GO, OID, Callable 01/01/26 at 100, 3.75%, 1/1/34, (AGM Insured)	1,075,000	1,043,513
State of Illinois GO, Series A, Callable 03/01/31 at 100, 4.00%, 3/1/38	1,000,000	952,214
Western Illinois University Revenue, Refunding, 4.00%, 4/1/28, (BAM Insured)	875,000	882,111
		19,946,885
Indiana — 0.9%
Indiana Finance Authority Revenue, Series A, Refunding, Callable 08/01/25 at 100, 5.00%, 2/1/31	305,000	306,356
Indiana Housing & Community Development Authority Revenue, Series 1, Callable 01/01/33 at 100, 3.65%, 7/1/34, (GNMA/FNMA/FHLMC Insured)	465,000	451,715
Indiana Municipal Power Agency Revenue, Series C, Refunding, Callable 07/01/26 at 100, 5.00%, 1/1/37	500,000	508,940

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Indiana — (Continued)
Indianapolis Local Public Improvement Bond Bank Revenue, Series A, Callable 02/01/29 at 100, 5.00%, 2/1/44	$1,000,000	$ 1,023,305
Sunman-Dearborn High School Building Corp. Revenue, Callable 07/15/33 at 100, 5.00%, 1/15/44, (ST INTERCEPT Insured)	600,000	624,167
		2,914,483
Iowa — 0.6%
Iowa Finance Authority Revenue, Series A, Refunding, 1.15%, 7/1/29, (GNMA/FNMA/FHLMC Insured)	250,000	218,465
Iowa Finance Authority Revenue, Series C, Refunding, Callable 04/21/25 at 100, 5.00%, 2/15/32	500,000	501,105
PEFA, Inc. Revenue, Callable 06/01/26 at 101, 5.00%, 9/1/49(a)	1,295,000	1,318,744
		2,038,314
Kansas — 1.3%
Douglas County Unified School District No 348 Baldwin City GO, Refunding, Callable 09/01/31 at 100, 5.00%, 9/1/43, (AGM Insured)	380,000	391,911
Douglas County Unified School District No 348 Baldwin City GO, Refunding, Callable 09/01/31 at 100, 5.00%, 9/1/44, (AGM Insured)	800,000	823,688
University of Kansas Hospital Authority Revenue, Refunding, Callable 09/01/25 at 100, 5.00%, 9/1/33	500,000	502,090
University of Kansas Hospital Authority Revenue, Refunding, Callable 09/01/25 at 100, 5.00%, 9/1/45	2,500,000	2,504,009
		4,221,698
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Louisiana — 0.6%
Shreveport Water & Sewer Revenue, Refunding, Callable 12/01/25 at 100, 5.00%, 12/1/35, (AGM Insured)	$ 815,000	$ 823,591
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, Refunding, Callable 11/01/27 at 100, 5.00%, 5/1/45	1,000,000	1,016,336
		1,839,927
Maine — 0.1%
Portland General Airport Revenue, Refunding, 5.00%, 7/1/28	330,000	348,584
Maryland — 1.2%
Baltimore Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/46	2,650,000	2,671,639
Baltimore Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/46	1,375,000	1,386,228
		4,057,867
Massachusetts — 0.9%
Commonwealth of Massachusetts GO, Series C, Callable 05/01/29 at 100, 5.00%, 5/1/47	1,375,000	1,408,084
Massachusetts School Building Authority Revenue, Series B, Senior Series, Callable 11/15/26 at 100, 5.00%, 11/15/46	1,470,000	1,484,615
		2,892,699
Michigan — 2.5%
Grand Rapids Public Schools GO, Callable 05/01/29 at 100, 5.00%, 11/1/41, (AGM Insured)	1,000,000	1,029,579
Karegnondi Water Authority Revenue, Refunding, Callable 11/01/27 at 100, 5.00%, 11/1/45	710,000	721,200
Lansing Board of Water & Light Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 7/1/44	500,000	512,891

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Michigan — (Continued)
Michigan Finance Authority Revenue, Refunding, Callable 11/15/26 at 100, 5.00%, 11/15/37	$2,000,000	$ 2,031,471
Michigan Finance Authority Revenue, Series A, Refunding, Callable 12/01/29 at 100, 5.00%, 12/1/41	100,000	103,599
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/25 at 100, 5.00%, 10/15/45	2,000,000	2,006,343
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/26 at 100, 5.00%, 10/15/46	1,000,000	1,008,312
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/32 at 100, 5.00%, 10/15/47	500,000	518,418
Wayne County Airport Authority Revenue, Series D, Callable 12/01/25 at 100, 5.00%, 12/1/45	500,000	500,911
		8,432,724
Minnesota — 0.5%
Edina Independent School District No 273 GO, Series A, Callable 02/01/28 at 100, 2.00%, 2/1/30, (SD CRED PROG Insured)	150,000	135,401
Minneapolis Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/26	100,000	100,799
Minneapolis-St Paul Metropolitan Airports Commission Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 1/1/44	1,500,000	1,539,498
		1,775,698
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Mississippi — 1.1%
Medical Center Educational Building Corp. Revenue, Refunding, Callable 06/01/27 at 100, 5.00%, 6/1/47	$1,000,000	$ 1,004,560
Mississippi Home Corp. Revenue, Series C, 3.95%, 12/1/31, (GNMA/FNMA/FHLMC Insured)	815,000	822,937
Mississippi Home Corp. Revenue, Series C, 4.00%, 6/1/32, (GNMA/FNMA/FHLMC Insured)	350,000	350,272
Mississippi Home Corp. Revenue, Series C, 4.00%, 12/1/32, (GNMA/FNMA/FHLMC Insured)	500,000	499,195
State of Mississippi Gaming Tax Revenue, Series E, Callable 10/15/25 at 100, 5.00%, 10/15/34	915,000	919,050
		3,596,014
Missouri — 1.4%
Jasper County Reorganized School District No R-IX Carthage, Refunding, 4.00%, 4/1/27	40,000	40,514
Missouri Joint Municipal Electric Utility Commission Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.00%, 12/1/37	100,000	100,352
Missouri Joint Municipal Electric Utility Commission Revenue , Series A, Refunding, Callable 06/01/26 at 100, 5.00%, 12/1/40	2,500,000	2,535,580
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series C, Refunding, Callable 06/12/27 at 102, 2.75%, 9/1/33	1,000,000	892,265

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Missouri — (Continued)
St Louis County Reorganized School District No R-6 GO, Refunding, Callable 02/01/27 at 100, 2.00%, 2/1/32	$ 505,000	$ 430,871
St Louis Municipal Finance Corp. Revenue, OID, Refunding, Callable 10/01/27 at 100, 3.50%, 10/1/37, (AGM Insured)	555,000	510,725
		4,510,307
Nebraska — 1.9%
Central Plains Energy Project Revenue, Series A, Refunding, Callable 08/01/29 at 100, 5.00%, 5/1/54(a)	1,000,000	1,043,856
Nebraska Public Power District Revenue, Series D, Refunding, Callable 01/01/26 at 100, 5.00%, 1/1/46	2,470,000	2,492,472
Otoe County School District No 501 GO, Callable 06/26/29 at 100, 5.00%, 12/15/42	700,000	719,875
York School District GO, Callable 12/23/29 at 100, 5.00%, 12/15/50	2,115,000	2,152,914
		6,409,117
Nevada — 1.6%
Clark County Revenue, Callable 07/01/25 at 100, 5.00%, 7/1/35	40,000	40,139
Las Vegas Convention & Visitors Authority Revenue, Series B, Callable 07/01/32 at 100, 5.25%, 7/1/49	4,435,000	4,673,946
Nevada Housing Division Revenue, Series E, Senior Series, Callable 10/01/33 at 100, 7.50%, 4/1/49, (GNMA/FNMA/FHLMC Insured)	500,000	608,621
		5,322,706
New Hampshire — 0.3%
Dover GO, Series A, Callable 06/15/26 at 100, 3.00%, 6/15/31	1,000,000	964,922
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New Jersey — 0.1%
Atlantic City GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 3/1/32, (BAM ST AID WITHHLDG Insured)	$ 250,000	$ 257,219
Garden State Preservation Trust Revenue, Series A, 5.75%, 11/1/28, (AGM Insured)	190,000	200,093
		457,312
New Mexico — 0.5%
New Mexico Municipal Energy Acquisition Authority Revenue, Series A, Refunding, Callable 05/01/25 at 100, 5.00%, 11/1/39(a)	1,565,000	1,567,131
New York — 7.7%
Empire State Development Corp. Revenue, Refunding, Callable 09/15/30 at 100, 5.00%, 3/15/43	1,195,000	1,240,014
Hudson Yards Infrastructure Corp. Revenue, Series A, Refunding, Callable 02/15/27 at 100, 5.00%, 2/15/42	3,170,000	3,232,816
Long Island Power Authority Revenue, Series B, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/46	1,000,000	1,017,231
Metropolitan Transportation Authority Revenue, Series 1, Refunding, 5.00%, 11/15/25	15,000	15,172
New York City Housing Development Corp. Revenue, Series 2A, Callable 05/01/25 at 100, 3.40%, 11/1/62, (REMIC FHA 542c Insured)(a)	150,000	150,015
New York City Municipal Water Finance Authority Revenue, Series AA-3, Refunding, Callable 12/15/32 at 100, 5.00%, 6/15/47	1,550,000	1,620,064

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
New York City Municipal Water Finance Authority Revenue, Series EE, Refunding, Callable 06/15/27 at 100, 5.00%, 6/15/38	$ 385,000	$ 396,842
New York City Transitional Finance Authority Building Aid Revenue, Series S, Callable 07/15/25 at 100, 5.00%, 7/15/40, (ST AID WITHHLDG Insured)	2,000,000	2,007,495
New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-S, Callable 11/01/30 at 100, 4.00%, 11/1/45	1,000,000	926,777
New York Convention Center Development Corp. Revenue, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/40	2,500,000	2,509,129
New York GO, Series 1, Callable 12/01/26 at 100, 5.00%, 12/1/38	100,000	101,854
New York GO, Series B-1, Callable 10/01/32 at 100, 5.25%, 10/1/47	1,000,000	1,052,528
New York State Dormitory Authority Revenue, Series 1, 5.50%, 7/1/31, (AMBAC Insured)	2,500,000	2,711,930
New York State Dormitory Authority Revenue, Series A, Callable 09/15/26 at 100, 5.00%, 3/15/36	375,000	381,684
New York State Dormitory Authority Revenue, Series A, Refunding, Callable 03/15/32 at 100, 5.00%, 3/15/46	2,140,000	2,222,275
New York State Thruway Authority Revenue, Series A, Junior Series, Callable 01/01/26 at 100, 5.00%, 1/1/41	1,920,000	1,932,648
Port Authority of New York & New Jersey Revenue, Refunding, Callable 09/01/28 at 100, 5.00%, 9/1/48	1,000,000	1,017,007
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
Triborough Bridge & Tunnel Authority Revenue, Series A, Callable 05/15/27 at 100, 5.00%, 11/15/42	$2,000,000	$ 2,031,946
Triborough Bridge & Tunnel Authority Revenue, Series A, Callable 05/15/27 at 100, 5.00%, 11/15/47	1,100,000	1,111,148
		25,678,575
North Dakota — 0.2%
North Dakota Housing Finance Agency Revenue, Series A, Callable 07/01/33 at 100, 3.875%, 7/1/35	730,000	720,123
Ohio — 3.2%
American Municipal Power, Inc. Revenue, Series A, Refunding, Callable 02/15/26 at 100, 5.00%, 2/15/46	750,000	755,494
Greene County GO, Refunding, Callable 12/01/25 at 100, 1.25%, 12/1/31	1,245,000	996,020
Louisville City School District GO, Refunding, 1.00%, 12/1/25, (SD CRED PROG Insured)	25,000	24,499
State of Ohio Revenue, Series A, Refunding, Callable 01/15/26 at 100, 5.00%, 1/15/41	2,000,000	2,006,196
Toledo Water System Revenue, Callable 11/15/26 at 100, 5.00%, 11/15/41	4,750,000	4,826,220
Whitehall City School District GO, Refunding, Callable 12/01/25 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	665,000	650,176

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Ohio — (Continued)
Whitehall City School District GO, Series A, Refunding, Callable 12/01/25 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	$ 705,000	$ 689,285
Whitehall City School District GO, Series B, Refunding, Callable 12/01/25 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	590,000	576,848
		10,524,738
Oklahoma — 0.8%
University of Oklahoma/The Revenue, Series C, Callable 07/01/25 at 100, 5.00%, 7/1/38	2,800,000	2,809,044
Oregon — 1.3%
Aurora GO, Callable 06/01/34 at 100, 5.25%, 6/1/45, (BAM Insured)	500,000	530,995
Josephine County School District No 7 GO, Series 7, Refunding, Callable 06/01/28 at 100, 4.00%, 6/1/40, (BAM Insured)	880,000	867,961
Oregon Coast Community College District GO, CAB, OID, Callable 06/15/34 at 100, 0.00%, 6/15/41, (SCH BD GTY Insured)(b)	200,000	208,560
Oregon Coast Community College District GO, CAB, OID, Callable 06/15/34 at 100, 0.00%, 6/15/42, (SCH BD GTY Insured)(b)	200,000	207,125
Seaside School District No 10 GO, Series A, CAB, OID, Callable 06/15/27 at 51, 0.00%, 6/15/42, (SCH BD GTY Insured)(b)	2,485,000	1,069,643
Woodburn Rural Fire Protection District GO, Callable 06/15/34 at 100, 5.25%, 6/15/44, (BAM Insured)	1,340,000	1,424,995
		4,309,279
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — 6.3%
Abington School District GO, Series A, Callable 10/01/27 at 100, 4.00%, 10/1/39, (ST AID WITHHLDG Insured)	$ 500,000	$ 485,321
Allegheny County Sanitary Authority Revenue, Callable 06/01/28 at 100, 5.00%, 6/1/43	815,000	835,442
Allentown GO, Series A, OID, Callable 05/01/25 at 100, 3.125%, 10/1/27, (BAM Insured)	5,000	4,993
Commonwealth of Pennsylvania, Series A, Refunding, Callable 01/30/28 at 100, 5.00%, 7/1/43	2,000,000	2,042,135
Cumberland County Municipal Authority Revenue, Callable 11/01/29 at 100, 4.00%, 11/1/37	850,000	825,275
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/42, (AGM ST AID WITHHLDG Insured)	230,000	242,827
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/43, (AGM ST AID WITHHLDG Insured)	255,000	268,123
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/44, (AGM ST AID WITHHLDG Insured)	100,000	105,155
Lancaster County Hospital Authority Revenue, Callable 11/01/29 at 100, 5.00%, 11/1/41	750,000	767,119
Lancaster County Hospital Authority Revenue, Refunding, Callable 08/15/26 at 100, 5.00%, 8/15/42	2,050,000	2,069,646
Lehigh County General Purpose Authority Revenue, Series A, Refunding, 4.00%, 11/1/25	150,000	150,062

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
North Penn School District GO, Callable 03/01/30 at 100, 5.00%, 3/1/50, (ST AID WITHHLDG Insured)	$1,775,000	$ 1,808,795
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 5.50%, 6/30/42, (AGM Insured)	1,000,000	1,061,401
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 6.00%, 6/30/61	500,000	535,230
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.00%, 12/31/57, (AGM Insured)	500,000	507,176
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, Callable 12/01/28 at 100, 5.25%, 12/1/44	500,000	517,281
Pennsylvania Turnpike Commission Revenue , Series 1, Callable 06/01/26 at 100, 5.00%, 12/1/41	500,000	504,333
Philadelphia Authority for Industrial Development Revenue, Callable 06/01/27 at 100, 5.00%, 12/1/34	100,000	103,167
Philadelphia Gas Works Co. Revenue, Series A, Refunding, Callable 08/01/34 at 100, 5.25%, 8/1/54, (AGC Insured)	2,165,000	2,308,101
Philadelphia GO, Refunding, Callable 08/01/27 at 100, 5.00%, 8/1/37	2,500,000	2,568,746
Philadelphia Housing Authority Revenue, Callable 05/01/27 at 100, 5.00%, 5/1/31	615,000	631,059
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Upper St Clair Township School District GO, Callable 10/01/28 at 100, 5.00%, 10/1/44, (BAM ST AID WITHHLDG Insured)	$1,000,000	$ 1,020,128
Westmoreland County Municipal Authority Revenue, Callable 08/15/33 at 100, 5.00%, 8/15/45, (AGC Insured)	1,135,000	1,186,214
Westmoreland County Municipal Authority Revenue, Callable 08/15/33 at 100, 5.00%, 8/15/49, (AGC Insured)	350,000	361,918
		20,909,647
South Carolina — 1.0%
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/54	1,250,000	1,259,626
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/26 at 100, 5.00%, 12/1/34	1,000,000	1,012,284
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/02/25 at 100, 5.00%, 12/1/28	705,000	707,404
South Carolina Transportation Infrastructure Bank Revenue, Series A, Refunding, Callable 10/01/25 at 100, 2.00%, 10/1/26	355,000	347,387
		3,326,701
South Dakota — 0.5%
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.00%, 11/1/28, (GNMA/FNMA/FHLMC COLL Insured)	450,000	440,866

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
South Dakota — (Continued)
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.05%, 5/1/29, (GNMA/FNMA/FHLMC COLL Insured)	$ 250,000	$ 245,803
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.10%, 11/1/29, (GNMA/FNMA/FHLMC COLL Insured)	250,000	245,616
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.20%, 5/1/30, (GNMA/FNMA/FHLMC COLL Insured)	250,000	243,888
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.30%, 11/1/30, (GNMA/FNMA/FHLMC COLL Insured)	500,000	489,089
		1,665,262
Tennessee — 3.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue, Callable 07/01/26 at 100, 5.00%, 7/1/35	490,000	494,965
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue, Refunding, Callable 10/01/34 at 100, 5.00%, 10/1/54	3,100,000	3,254,056
Metropolitan Government of Nashville & Davidson County Electric Revenue, Series A, Callable 05/15/27 at 100, 5.00%, 5/15/42	1,100,000	1,119,208
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Tennessee — (Continued)
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue Revenue, Series B, Refunding, Callable 07/01/27 at 100, 5.00%, 7/1/46	$3,695,000	$ 3,754,791
Metropolitan Nashville Airport Authority/The Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 7/1/44	2,215,000	2,289,816
Metropolitan Nashville Airport Authority/The Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 7/1/54	1,000,000	1,020,473
Putnam County GO, OID, Refunding, Callable 04/21/25 at 100, 2.00%, 4/1/26	100,000	98,540
		12,031,849
Texas — 9.8%
Austin Electric Utility Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/45	1,000,000	1,004,934
Austin Water & Wastewater System Revenue, Refunding, Callable 11/15/26 at 100, 5.00%, 11/15/41	1,095,000	1,113,490
Bexar County GO, Callable 06/15/27 at 100, 5.00%, 6/15/42	2,000,000	2,032,694
Block House Municipal Utility District GO, Refunding, 3.00%, 4/1/25, (BAM Insured)	25,000	25,000
Chambers County Justice Center Public Facilities Corp. Revenue, Callable 06/01/33 at 100, 5.00%, 6/1/41	2,135,000	2,241,826
Chambers County Justice Center Public Facilities Corp. Revenue, Callable 06/01/33 at 100, 5.50%, 6/1/55	955,000	1,006,577
Del Rio GO, Callable 06/01/26 at 100, 5.00%, 6/1/36, (AGM Insured)	600,000	607,747

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Denton Utility System Revenue, Callable 12/01/26 at 100, 5.00%, 12/1/34	$ 100,000	$ 102,032
El Paso GO, Callable 08/15/26 at 100, 5.00%, 8/15/42	2,000,000	2,018,636
Fort Bend County Levee Improvement District No 19 GO, OID, Callable 05/01/25 at 100, 3.50%, 9/1/34, (AGM Insured)	530,000	501,298
Harris County Improvement District No 18 GO, OID, Refunding, Callable 05/01/25 at 100, 3.00%, 9/1/25, (AGM Insured)	10,000	9,985
Harris County Municipal Utility District No 287 GO, Series A, OID, Callable 03/01/27 at 100, 1.50%, 3/1/31, (AGM Insured)	100,000	80,777
Harris County Revenue, Series A, Senior Series, Refunding, Callable 08/15/26 at 100, 5.00%, 8/15/47	3,000,000	3,024,525
Harris Toll Road County Revenue, Series A, Senior Series, Refunding, Callable 02/15/28 at 100, 5.00%, 8/15/43	3,000,000	3,063,394
Kaufman County Municipal Utility District No 14 GO, Callable 05/01/25 at 100, 2.00%, 3/1/27, (BAM Insured)	40,000	38,532
Lower Colorado River Authority Revenue, OID, Refunding, Callable 05/15/25 at 100, 3.00%, 5/15/26	75,000	74,995
Lower Colorado River Authority Revenue, Refunding, Callable 05/15/30 at 100, 5.00%, 5/15/41	100,000	104,016
McCamey Independent School District GO, Callable 02/15/28 at 100, 5.00%, 2/15/44, (PSF-GTD Insured)	250,000	254,686
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Parker County GO, Callable 02/15/27 at 100, 5.00%, 2/15/42	$5,500,000	$ 5,583,005
Port Arthur Independent School District GO, Series B, OID, Refunding, Callable 05/01/25 at 100, 3.00%, 2/15/27	25,000	24,959
Port Arthur Independent School District GO, Series E, Refunding, Callable 08/15/26 at 100, 4.00%, 2/15/35	2,000,000	1,988,537
San Antonio Electric & Gas Systems Revenue, Refunding, Callable 08/01/26 at 100, 4.00%, 2/1/34	1,000,000	1,003,670
San Antonio Water System Revenue, Series A, Junior Series, Refunding, 2.00%, 5/15/25	40,000	39,917
San Jacinto Community College District GO, Series A, Callable 02/15/29 at 100, 5.00%, 2/15/49	3,000,000	3,056,281
Sanger GO, Callable 05/15/26 at 100, 4.00%, 5/15/37, (BAM Insured)	1,000,000	964,429
Southwest Houston Redevelopment Authority, Series B, Refunding, Callable 09/01/27 at 100, 5.00%, 9/1/35, (AGM Insured)	205,000	212,509
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/27	500,000	516,010
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B, Callable 07/01/33 at 100, 5.50%, 1/1/54(a)	1,750,000	1,921,755
		32,616,216

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Utah — 1.5%
Jordan Valley Water Conservancy District Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/49	$1,000,000	$ 1,019,288
Utah Transit Authority Revenue, Refunding, Callable 06/15/26 at 100, 4.00%, 12/15/31	4,050,000	4,076,495
		5,095,783
Vermont — 0.1%
University of Vermont and State Agricultural College Revenue, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/43	470,000	479,637
Washington — 3.2%
Bellevue GO, Refunding, Callable 06/01/25 at 100, 4.00%, 12/1/31	2,500,000	2,501,054
King County Public Hospital District No 1 GO, Refunding, Callable 12/01/28 at 100, 5.00%, 12/1/43	1,200,000	1,218,374
King County Sewer Revenue, Series A, Refunding, Callable 01/01/26 at 100, 4.00%, 7/1/40	3,000,000	2,907,834
Pacific County Public Healthcare Services District No 3 GO, Callable 12/01/33 at 100, 5.25%, 12/1/44	1,130,000	1,179,401
Spokane Public Facilities District Revenue, Callable 06/01/27 at 100, 5.00%, 12/1/41	1,600,000	1,632,374
State of Washington GO, Series 1, Callable 08/01/25 at 100, 5.00%, 8/1/39	100,000	100,434
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Washington — (Continued)
Tacoma Electric System Revenue, Series A, Refunding, Callable 04/21/25 at 100, 4.00%, 1/1/42	$1,000,000	$ 939,019
Washington Health Care Facilities Authority Revenue, Series A, Callable 08/15/25 at 100, 5.00%, 8/15/35	210,000	210,530
		10,689,020
Wisconsin — 1.8%
Kenosha County GO, Series C, 2.00%, 8/1/25	95,000	94,489
Mauston School District GO, Refunding, Callable 03/01/28 at 100, 1.70%, 3/1/35, (AGM Insured)	505,000	380,689
Milwaukee Sewerage System Revenue, Series S-5, Refunding, Callable 05/01/25 at 100, 4.00%, 6/1/29	330,000	330,122
Public Finance Authority Revenue, Refunding, Callable 06/01/30 at 100, 5.00%, 6/1/38	35,000	36,308
Public Finance Authority Revenue, Series A, Refunding, Callable 06/01/25 at 100, 5.00%, 6/1/31	1,000,000	1,001,427
Village of Mount Pleasant, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/48, (MORAL OBLG Insured)	650,000	657,053
Wisconsin Health & Educational Facilities Authority Revenue, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/41	2,000,000	2,022,774
Wisconsin Health & Educational Facilities Authority Revenue, Series A, OID, 3.625%, 11/1/29	820,000	809,202

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
March 31, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Wisconsin — (Continued)
Wisconsin Health & Educational Facilities Authority Revenue, Series A, OID, 4.00%, 11/1/34	$ 555,000	$ 551,014
Wisconsin Housing & Economic Development Authority Housing Revenue, 3.60%, 11/1/26, (HUD SECT 8 Insured)	265,000	265,395
		6,148,473
Wyoming — 1.2%
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.00%, 6/1/28	1,300,000	1,278,197
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.05%, 12/1/28	1,430,000	1,403,421
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.10%, 6/1/29	1,495,000	1,473,092
		4,154,710
TOTAL MUNICIPAL BONDS (Cost $275,519,344)		272,954,599
	Par Value/ Shares
PREFERREDS — 7.8%
Consumer Discretionary — 0.3%
General Motors Financial Co., Inc., 5.75%, 9/30/27	1,175,000	1,114,282
Energy — 0.3%
BP Capital Markets PLC, 6.45%, 12/1/33	1,000,000	1,022,149
Financials — 7.2%
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	1,410,000	1,384,286
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	700,000	689,627
Bank of New York Mellon Corp. (The), Non Voting Shares, 6.15%, 3/20/30	13,250	337,875
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — (Continued)
Bank of New York Mellon Corp. (The), 6.30%, 3/20/30	$1,500,000	$ 1,541,375
Citigroup, Inc., 4.00%, 12/10/25	2,725,000	2,689,334
Citigroup, Inc., 7.625%, 11/15/28	1,750,000	1,824,853
Citigroup, Inc., 6.75%, 2/15/30	1,500,000	1,488,614
Goldman Sachs Group, Inc. (The), 6.125%, 11/10/34	4,325,000	4,241,494
Morgan Stanley, 6.875%, 7/15/25	64,395	1,617,602
Northern Trust Corp., 4.60%, 10/1/26	2,620,000	2,609,537
State Street Corp., 5.35%, 3/15/26	25,000	563,500
State Street Corp., 6.45%, 9/15/30	2,100,000	2,102,485
Wells Fargo & Co., 3.90%, 3/15/26	350,000	343,250
Wells Fargo & Co., 6.85%, 9/15/29	2,350,000	2,444,899
		23,878,731
TOTAL PREFERREDS (Cost $25,223,108)		26,015,162
	Par Value
CORPORATE BONDS — 4.0%
Consumer Discretionary — 0.4%
VF Corp., 6.00%, 10/15/33	1,500,000	1,436,981
Financials — 0.9%
American Express Co., 5.011%, 11/4/26(a)	1,600,000	1,604,033
Zions Bancorp NA, 6.816%, 11/19/35	1,500,000	1,527,239
		3,131,272
Industrials — 1.0%
Boeing Co. (The), 3.25%, 2/1/35	4,205,000	3,455,411
Materials — 0.3%
Huntsman International, LLC, 2.95%, 6/15/31	1,000,000	848,162
Real Estate — 0.2%
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	500,000	378,639
Kilroy Realty LP, REIT, 2.50%, 11/15/32	150,000	118,683
		497,322

The accompanying notes are an integral part of the financial statements.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Concluded)
March 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Technology — 1.2%
Foundry JV Holdco, LLC, 6.30%, 1/25/39(c)	$4,000,000	$ 4,136,107
TOTAL CORPORATE BONDS (Cost $13,233,246)		13,505,255
U.S. TREASURY OBLIGATIONS — 3.1%
United States Treasury Bills, 4.308%, 8/14/25	1,300,000	1,279,787
United States Treasury Floating Rate Notes, 4.495%, 1/31/26(a)	9,000,000	9,012,907
U.S. TREASURY OBLIGATIONS (Cost $10,288,822)		10,292,694
ASSET-BACKED SECURITIES — 2.6%
Fannie Mae Pool, 6.00%, 5/1/53	1,204,885	1,229,767
Freddie Mac Pool, 7.00%, 7/1/54	1,737,962	1,818,618
Ginnie Mae II Pool, 6.50%, 7/20/54	5,523,175	5,660,388
TOTAL ASSET-BACKED SECURITIES (Cost $8,681,832)		8,708,773
	Number of Shares
EXCHANGE TRADED FUNDS — 0.4%
SPDR Portfolio High Yield Bond ETF	55,000	1,288,100
TOTAL EXCHANGE TRADED FUNDS (Cost $1,299,700)		1,288,100
SHORT-TERM INVESTMENT — 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(d)	6,855,594	6,855,594

TOTAL SHORT-TERM INVESTMENT (Cost $6,855,594)		6,855,594

TOTAL INVESTMENTS - 101.7% (Cost $341,101,646)		339,620,177
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%		(5,599,319)
NET ASSETS - 100.0%		$334,020,858

(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2025.
(b)	Zero coupon bond.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2025, these securities amounted to $4,136,107 or 1.24% of net assets. These securities have been determined by the Fund's adviser to be liquid securities.
(d)	Rate disclosed is the 7-day yield at March 31, 2025.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BAM-TCRS	Build America Mutual-Transferable Custodial Receipts
CA MTG	California Mortgage
CAB	Capital Appreciation Bond
COLL	Collateral
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LLC	Limited Liability Company
LP	Limited Partnership
MORAL OBLG	Moral Obligation
OID	Original Issue Discount
PLC	Public Limited Company
PSF-GTD	Permanent School Fund Guaranteed
REIT	Real Estate Investment Trust
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c
SCH BD GTY	School Board Guaranty
SD CRED PROG	State School District Credit Enhancement Program
SPDR	Standard & Poor's Depository Receipt
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept

The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
Statements of Assets and Liabilities
March 31, 2025
(Unaudited)
	Ambrus Core Bond Fund	Ambrus Tax-Conscious California Bond Fund	Ambrus Tax-Conscious National Bond Fund
Assets
Investments, at value	$441,967,553	$356,260,829	$339,620,177
Receivables:
Investments sold	—	2,659,111	1,422,818
Capital shares sold	1,546,895	—	—
Dividends and interest	4,377,525	4,516,149	4,161,853
Prepaid expenses and other assets	29,752	5,552	30,118
Total Assets	447,921,725	363,441,641	345,234,966
Liabilities
Payables:
Capital shares redeemed	2,012,959	901,824	1,502,529
Investments purchased	998,620	3,160,303	9,535,732
Investment adviser	153,070	123,747	112,076
Administration and accounting fees	26,824	35,493	36,096
Distributions to shareholders	—	23	196
Accrued expenses	19,187	21,583	27,479
Total Liabilities	3,210,660	4,242,973	11,214,108
Contingencies and Commitments (Note 2)	—	—	—
Net Assets	$444,711,065	$359,198,668	$334,020,858
Net Assets Consisted of:
Capital stock, $0.01 par value	$446,207	$358,641	$332,417
Paid-in capital	440,038,556	362,619,058	335,443,297
Total distributable earnings/(loss)	4,226,302	(3,779,031)	(1,754,856)
Net Assets	$444,711,065	$359,198,668	$334,020,858
Institutional Class:
Net assets	$444,711,065	$359,198,668	$334,020,858
Shares outstanding	44,620,690	35,864,143	33,241,681
Net asset value, offering and redemption price per share	$9.97	$10.02	$10.05
Investments, at cost	$436,050,297	$360,000,869	$341,101,646
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
Statements of Operations
For the Six Months Ended March 31, 2025
(Unaudited)
	Ambrus Core Bond Fund	Ambrus Tax-Conscious California Bond Fund	Ambrus Tax-Conscious National Bond Fund
Investment income
Interest	$9,466,517	$6,451,879	$6,516,504
Dividends	429,771	329,700	263,415
Total investment income	9,896,288	6,781,579	6,779,919
Expenses
Advisory fees(Note 2)	787,391	668,286	630,077
Administration and accounting fees(Note 2)	44,525	51,326	50,795
Trustees’ and officers’ fees(Note 2)	22,921	19,780	21,673
Transfer agent fees(Note 2)	19,434	30,295	18,725
Legal fees	18,278	15,567	16,038
Audit fees	15,115	15,127	15,127
Custodian fees(Note 2)	13,683	11,679	12,430
Registration and filing fees	12,598	—	12,060
Printing fees	8,348	9,306	9,308
Other expenses	10,468	9,376	10,279
Total expenses before recoupments, waivers and/or reimbursements	952,761	830,742	796,512
Less: recoupments, waivers and/or reimbursements(Note 2)	31,477	4,617	(8,916)
Net expenses after recoupments, waivers and/or reimbursements	984,238	835,359	787,596
Net investment income	8,912,050	5,946,220	5,992,323
Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investments	(721,504)	265,984	351,546
Net change in unrealized depreciation on investments	(4,083,818)	(7,581,557)	(5,894,539)
Net realized and unrealized loss on investments	(4,805,322)	(7,315,573)	(5,542,993)
Net increase/(decrease) in net assets resulting from operations	$4,106,728	$(1,369,353)	$449,330
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
Statements of Changes in Net Assets
	Ambrus Core Bond Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment income	$8,912,050	$11,915,488
Net realized gains/(losses) from investments	(721,504)	583,168
Net change in unrealized appreciation/(depreciation) on investments	(4,083,818)	12,469,508
Net increase in net assets resulting from operations	4,106,728	24,968,164
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(8,911,979)	(11,915,440)
Net decrease in net assets from dividends and distributions to shareholders	(8,911,979)	(11,915,440)
Increase in net assets derived from capital share transactions (Note 4)	98,736,808	177,794,967
Total increase in net assets	93,931,557	190,847,691
Net assets
Beginning of year/period	350,779,508	159,931,817
End of year/period	$444,711,065	$350,779,508
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
Statements of Changes in Net Assets (Continued)
	Ambrus Tax-Conscious California Bond Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment income	$5,946,220	$7,998,785
Net realized gains from investments	265,984	329,456
Net change in unrealized appreciation/(depreciation) on investments	(7,581,557)	6,844,728
Net increase/(decrease) in net assets resulting from operations	(1,369,353)	15,172,969
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(5,946,417)	(7,998,215)
Net decrease in net assets from dividends and distributions to shareholders	(5,946,417)	(7,998,215)
Increase in net assets derived from capital share transactions (Note 4)	70,625,071	153,295,161
Total increase in net assets	63,309,301	160,469,915
Net assets
Beginning of year/period	295,889,367	135,419,452
End of year/period	$359,198,668	$295,889,367
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
Statements of Changes in Net Assets (Concluded)
	Ambrus Tax-Conscious National Bond Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment income	$5,992,323	$9,444,042
Net realized gains from investments	351,546	486,525
Net change in unrealized appreciation/(depreciation) on investments	(5,894,539)	8,855,068
Net increase in net assets resulting from operations	449,330	18,785,635
Less dividends and distributions to shareholders from:
Total distributable earnings:
Institutional Class	(5,992,615)	(9,444,362)
Net decrease in net assets from dividends and distributions to shareholders	(5,992,615)	(9,444,362)
Increase in net assets derived from capital share transactions (Note 4)	42,309,346	107,185,381
Total increase in net assets	36,766,061	116,526,654
Net assets
Beginning of year/period	297,254,797	180,728,143
End of year/period	$334,020,858	$297,254,797
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
AMBRUS CORE BOND FUND Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Period from September 6, 2022* to September 30, 2022
Per Share Operating Performance
Net asset value, beginning of period	$10.12	$9.62	$9.74	$10.00
Net investment income(1)	0.22	0.46	0.45	0.02
Net realized and unrealized gain/(loss) on investments	(0.15)	0.50	(0.13)	(0.26)
Total from investment operations	0.07	0.96	0.32	(0.24)
Dividends and distributions to shareholders from:
Net investment income	(0.22)	(0.46)	(0.44)	(0.02)
Net asset value, end of period	$9.97	$10.12	$9.62	$9.74
Total investment return(2)	0.76%	10.20%	3.29%	(2.38)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$444,711	$350,780	$159,932	$4,880
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	0.50%(3)	0.50%	0.50%	0.50%(3)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(4)	0.48%(3)	0.52%	0.70%	10.81%(3)
Ratio of net investment income to average net assets	4.53%(3)	4.64%	4.63%	3.31%(3)
Portfolio turnover rate	34%(5)	32%	107%	1%(5)

*	The Ambrus Core Bond Fund commenced operations on September 6, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Period from October 3, 2022* to September 30, 2023
Per Share Operating Performance
Net asset value, beginning of period	$10.24	$9.84	$10.00
Net investment income(1)	0.18	0.37	0.36
Net realized and unrealized gain/(loss) on investments	(0.22)	0.41	(0.17)
Total from investment operations	(0.04)	0.78	0.19
Dividends and distributions to shareholders from:
Net investment income	(0.18)	(0.38)	(0.35)
Net asset value, end of period	$10.02	$10.24	$9.84
Total investment return(2)	(0.40)%	8.00%	1.90%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$359,199	$295,889	$135,419
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	0.50%(3)	0.50%	0.50%(3)
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(4)	0.50%(3)	0.54%	0.69%(3)
Ratio of net investment income to average net assets	3.56%(3)	3.72%	3.58%(3)
Portfolio turnover rate	16%(5)	39%	28%(5)

*	The Ambrus Tax-Conscious California Bond Fund commenced operations on October 3, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Period from October 3, 2022* to September 30, 2023
Per Share Operating Performance
Net asset value, beginning of period	$10.23	$9.81	$10.00
Net investment income(1)	0.19	0.39	0.38
Net realized and unrealized gain/(loss) on investments	(0.18)	0.43	(0.20)
Total from investment operations	0.01	0.82	0.18
Dividends and distributions to shareholders from:
Net investment income	(0.19)	(0.40)	(0.37)
Net asset value, end of period	$10.05	$10.23	$9.81
Total investment return(2)	0.12%	8.45%	1.80%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$334,021	$297,255	$180,728
Ratio of expenses to average net assets	0.50%(3)	0.50%	0.50%(3)
Ratio of expenses to average net assets without waivers(4)	0.51%(3)	0.54%	0.65%(3)
Ratio of net investment income to average net assets	3.80%(3)	3.92%	3.77%(3)
Portfolio turnover rate	18%(5)	36%	32%(5)

*	The Ambrus Tax-Conscious National Bond Fund commenced operations on October 3, 2022.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

AMBRUS FUNDS
Notes to Financial Statements
March 31, 2025
(Unaudited)
1. Organization and Significant Accounting Policies
The Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund (each a “Fund” and together the “Funds”) are diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 6, 2022, October 3, 2022 and October 3, 2022, respectively. The Funds are separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Two separate classes of shares, Investor Class and Institutional Class, are offered for the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund. As of March 31, 2025, Investor Class shares have not been issued on the Funds.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation – Each Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds' equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses).
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The fair value of a Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

AMBRUS FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of March 31, 2025, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 03/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Ambrus Core Bond Fund
Assets
Corporate Bonds	$187,425,325	$—	$187,425,325	$—
U.S. Treasury Obligations	154,793,328	—	154,793,328	—
Asset-Backed Securities	33,153,056	—	33,153,056	—
Preferreds
Consumer Discretionary	1,469,904	—	1,469,904	—
Energy	2,044,298	—	2,044,298	—
Financials	24,925,149	1,784,652	23,140,497	—
Municipal Bonds	2,090,357	—	2,090,357	—
Exchange Traded Funds	17,159,900	17,159,900	—	—
Short-Term Investment	18,906,236	18,906,236	—	—
Total Assets	$441,967,553	$37,850,788	$404,116,765	$—
Ambrus Tax-Conscious California Bond Fund
Assets
Municipal Bonds	$303,218,355	$—	$303,218,355	$—
Preferreds
Consumer Discretionary	829,784	—	829,784	—
Energy	1,022,149	—	1,022,149	—
Financials	21,298,142	1,831,632	19,466,510	—
U.S. Treasury Obligations	20,410,521	—	20,410,521	—

AMBRUS FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
Funds	Total Value at 03/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds	$3,108,902	$—	$3,108,902	$—
Exchange Traded Funds	1,405,200	1,405,200	—	—
Short-Term Investment	4,967,776	4,967,776	—	—
Total Assets	$356,260,829	$8,204,608	$348,056,221	$—
Ambrus Tax-Conscious National Bond Fund
Assets
Municipal Bonds	$272,954,599	$—	$272,954,599	$—
Preferreds
Consumer Discretionary	1,114,282	—	1,114,282	—
Energy	1,022,149	—	1,022,149	—
Financials	23,878,731	2,518,977	21,359,754	—
Corporate Bonds	13,505,255	—	13,505,255	—
U.S. Treasury Obligations	10,292,694	—	10,292,694	—
Asset-Backed Securities	8,708,773	—	8,708,773	—
Exchange Traded Funds	1,288,100	1,288,100	—	—
Short-Term Investment	6,855,594	6,855,594	—	—
Total Assets	$339,620,177	$10,662,671	$328,957,506	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the six months ended March 31, 2025, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

AMBRUS FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage-backed securities are recorded as interest income on the Statements of Operations. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund. The Funds’ investment income, expenses (other than class-specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. Each Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of each Fund's debt investments may not be able to meet its financial obligations (e. g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or seek bankruptcy protection. Securities such as high-yield bonds, e.g., bonds with low credit ratings by Moody's (Ba or lower) or Standard & Poor's (BB and lower) or if unrated are of comparable quality as determined by the Adviser, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.
Concentration of Credit Risk — The Ambrus Tax-Conscious California Bond Fund primarily invests in debt obligations issued by the state of California and its political subdivisions, agencies, and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issues of California municipal securities than is a municipal bond fund that is not concentrated in these issuers.

AMBRUS FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
Recent Accounting Pronouncement — The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. The Funds’ operate as a single reporting entity, meaning all their business activities are considered one business segment for financial reporting purposes.
The Chief Operating Decision Maker (“CODM”) is the Adviser and the Principal Executive Officer and the Principal Financial Officer of the Funds. The CODM has concluded that the Funds operate as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
2. Transactions with Related Parties and Other Service Providers
Whittier Advisors, LLC (“Whittier” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate based on average daily net assets of the Fund as shown in the table below:
Ambrus Core Bond Fund	0.40%
Ambrus Tax-Conscious California Bond Fund	0.40%
Ambrus Tax-Conscious National Bond Fund	0.40%
The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Funds to the extent necessary to ensure that the Funds' total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.50% (on an annual basis) through January 31, 2026. The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees approves their earlier termination.
The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for such Fund. The Adviser is permitted to seek reimbursement from a Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No reimbursement will occur unless the Fund's expenses are below the Expense Limitation amount.
During the period ended March 31, 2025, the Adviser recovered fees previously waived and reimbursed in prior fiscal years in the amount of $31,477 and $4,617, for the Ambrus Core Bond Fund and the Ambrus Tax- Conscious California Bond Fund, respectively.
For the six months ended March 31, 2025, the amount of advisory fees earned and waived and/or reimbursed was as follows:
	Gross Advisory Fee	Recoupments, Waivers and/or Reimbursements	Net Advisory Fee/ (Reimbursement)
Ambrus Core Bond Fund	$787,391	$31,477	$818,868
Ambrus Tax-Conscious California Bond Fund	668,286	4,617	672,903
Ambrus Tax-Conscious National Bond Fund	630,077	(8,916)	621,161
As of March 31, 2025, the amount of potential recovery was as follows:
	09/30/2026	09/30/2027	03/31/2028	Total
Ambrus Core Bond Fund	$128,371	$52,933	$—	$181,304
Ambrus Tax-Conscious California Bond Fund	113,808	90,206	—	204,014
Ambrus Tax-Conscious National Bond Fund	137,147	89,232	8,916	235,295
The Funds have not recorded a commitment or contingent liability at March 31, 2025.

AMBRUS FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
Other Service Providers
The Bank of New York Mellon (“BNY”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY has the ability to recover fees waived in the prior fiscal year if a Fund terminates its agreements with BNY within three years of commencing operations. As of March 31, 2025, the amount of potential recovery was $28,039, $30,571 and $23,908 for the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund, respectively. The ability to recover such amounts previously waived expires on September 6, 2025 for the Ambrus Core Bond Fund and October 3, 2025 for the Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statement of Operations.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.
3. Investment in Securities
For the six months ended March 31, 2025, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:
	U.S. Government Securities		Other Securities
	Purchases	Sales	Purchases	Sales
Ambrus Core Bond Fund	$134,699,187	$100,183,582	$83,542,614	$23,978,730
Ambrus Tax-Conscious California Bond Fund	1,001,043	500,524	118,477,197	50,000,754
Ambrus Tax-Conscious National Bond Fund	9,283,415	585,958	89,164,804	54,089,418

AMBRUS FUNDS
Notes to Financial Statements (Continued)
March 31, 2025
(Unaudited)
4. Capital Share Transactions
For the six months ended March 31, 2025 and the year ended September 30, 2024, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Ambrus Core Bond Fund:
Institutional Class
Sales	11,411,298	$113,380,425	20,765,247	$204,522,311
Reinvestments	895,857	8,911,979	1,208,509	11,915,440
Redemptions	(2,364,644)	(23,555,596)	(3,919,646)	(38,642,784)
Net increase	9,942,511	$98,736,808	18,054,110	$177,794,967

Ambrus Tax-Conscious California Bond Fund:
Institutional Class
Sales	10,394,809	$105,136,884	18,933,542	$191,103,167
Reinvestments	588,233	5,946,394	792,767	7,998,215
Redemptions	(4,006,817)	(40,458,207)	(4,604,427)	(45,806,221)
Net increase	6,976,225	$70,625,071	15,121,882	$153,295,161

Ambrus Tax-Conscious National Bond Fund:
Institutional Class
Sales	6,492,086	$65,766,800	13,494,135	$135,657,809
Reinvestments	592,230	5,992,419	938,699	9,444,362
Redemptions	(2,907,013)	(29,449,873)	(3,785,859)	(37,916,790)
Net increase	4,177,303	$42,309,346	10,646,975	$107,185,381

5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
For the year ended September 30, 2024, the tax character of distributions paid by the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund were $11,915,440, $3,100,524 and $3,652,011 of ordinary income dividends and $0, $4,897,691 and $5,792,351 of tax-exempt income, respectively. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

AMBRUS FUNDS
Notes to Financial Statements (Concluded)
March 31, 2025
(Unaudited)
As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Tax Exempt	Unrealized Appreciation/ (Depreciation)
Ambrus Core Bond Fund	$(732,685)	$—	$9,764,238
Ambrus Tax-Conscious California Bond Fund	(183,907)	583	3,720,063
Ambrus Tax-Conscious National Bond Fund	(488,553)	—	4,276,982
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.
As of March 31, 2025, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Ambrus Core Bond Fund	$436,050,297	$6,433,941	$(516,685)	$5,917,256
Ambrus Tax-Conscious California Bond Fund	360,000,869	1,016,176	(4,756,216)	(3,740,040)
Ambrus Tax-Conscious National Bond Fund	341,101,646	1,701,139	(3,182,608)	(1,481,469)

*	Because tax adjustments are calculated annually at the end of each Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in each Fund’s most recent annual report.
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year.
Accumulated capital losses represent net capital loss carryforwards as of September 30, 2024 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2024, the Funds’ capital loss carryforwards, which were comprised of short-term losses, and had an unlimited period of capital loss carryover were as follows:
	Capital Loss Carryforward
	Short-Term	Long-Term
Ambrus Core Bond Fund	$732,685	$—
Ambrus Tax-Conscious California Bond Fund	183,907	—
Ambrus Tax-Conscious National Bond Fund	488,553	—
6. Subsequent Events
Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

AMBRUS FUNDS
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 996-2101 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to its reports on Form N-PORT. The Funds' Portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

Investment Adviser
Whittier Advisors, LLC
4695 MacArthur Court
Suite 1500
Newport Beach, CA 92660
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market St., Suite 310
Philadelphia, PA 19103
Legal Counsel
Troutman Pepper Locke LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
AMB-0325

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

On December 2, 2024, the Audit Committee of the Trust’s Board of Trustees dismissed Ernst & Young LLP (“E&Y”) as the Fund’s independent registered public accounting firm for the fiscal-year-ended September 30, 2025, after not standing for re-election. E&Y’s report on the financial statements of the September 30, 2024 for the fiscal-periods-ended September 30, 2024 and September 30, 2023, did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope, or accounting principles.

For the two fiscal-years-ended September 30, 2024 and September 30, 2023, and the subsequent interim period through December 2, 2024, there have been no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of E&Y, would have caused E&Y to make reference to the subject matter of the disagreement in connection with E&Y’s report on the financial statements.

In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934. The Fund requested that E&Y furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating E&Y agrees with the above. A copy of the letter from E&Y to the SEC is filed as an Exhibit to this Form N-CSR.

On December 2, 2024, the Audit Committee of the Trust’s Board of Trustees approved the appointment of Cohen and Company, Ltd. as the Trust’s independent registered public accounting firm for the fiscal-year-ended September 30, 2025. For the two fiscal- years-ended September 30, 2024 and September 30, 2023, and the subsequent interim period through December 2, 2024, neither the Fund, nor anyone on the Fund’s behalf, consulted with Cohen and Company, Ltd. on items which: (1) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, and no written report or oral advice was provided to the Fund that Cohen and Company, Ltd. concluded was an important factor considered by the Fund in reaching a decision as to any accounting, auditing, or financial reporting issue; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the Semi-Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the 1940 Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	There was a change in independent public accountant during the period covered by the report. Filed herewith.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date June 5, 2025

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date June 5, 2025

*	Print the name and title of each signing officer under his or her signature.